Quarterly Holdings Report
for
Strategic Advisers® Short Duration Fund
Offered exclusively to certain clients of Strategic Advisers LLC - not available for sale to the general public
August 31, 2021
ASD-NPRT1-1021
1.934463.109
Nonconvertible Bonds - 22.6%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.5%
AT&T, Inc. 0.9% 3/25/24	2,145,000	2,149,010
NBN Co. Ltd. 1.45% 5/5/26 (b)	1,765,000	1,776,850
NTT Finance Corp.:
0.373% 3/3/23 (b)	5,265,000	5,265,471
0.583% 3/1/24 (b)	2,184,000	2,181,628
SBA Tower Trust 3.448% 3/15/48 (b)	880,000	893,816
Verizon Communications, Inc.:
3 month U.S. LIBOR + 1.000% 1.118% 3/16/22 (c)(d)	15,233,000	15,312,926
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.500% 0.55% 3/22/24 (c)(d)	2,563,000	2,580,454
0.75% 3/22/24	715,000	717,715
0.85% 11/20/25	710,000	704,754
1.45% 3/20/26	1,155,000	1,170,221
		32,752,845
Entertainment - 0.1%
The Walt Disney Co. 3% 9/15/22	4,273,000	4,389,765
Interactive Media & Services - 0.0%
Baidu, Inc. 3.5% 11/28/22	780,000	805,984
Media - 0.2%
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22	3,670,000	3,776,096
4.908% 7/23/25	2,145,000	2,427,058
Comcast Corp. 3.1% 4/1/25	355,000	381,761
COX Communications, Inc. 3.15% 8/15/24 (b)	796,000	846,456
Fox Corp. 3.666% 1/25/22	260,000	263,509
RELX Capital, Inc. 3.5% 3/16/23	575,000	600,178
SES SA 3.6% 4/4/23 (b)	155,000	161,489
TWDC Enterprises 18 Corp. 3 month U.S. LIBOR + 0.390% 0.524% 3/4/22 (c)(d)	5,000,000	5,009,240
		13,465,787
Wireless Telecommunication Services - 0.2%
CC Holdings GS V LLC/Crown Castle GS III Corp. 3.849% 4/15/23	2,615,000	2,753,774
Rogers Communications, Inc. 3 month U.S. LIBOR + 0.600% 0.7349% 3/22/22 (c)(d)	5,520,000	5,535,881
T-Mobile U.S.A., Inc. 3.5% 4/15/25	1,005,000	1,084,747
		9,374,402
TOTAL COMMUNICATION SERVICES		60,788,783
CONSUMER DISCRETIONARY - 1.4%
Automobiles - 1.0%
American Honda Finance Corp.:
3 month U.S. LIBOR + 0.150% 0.2808% 2/22/23 (c)(d)	3,342,000	3,345,900
3 month U.S. LIBOR + 0.290% 0.418% 12/10/21 (c)(d)	5,000,000	5,003,346
0.4% 10/21/22	2,775,000	2,777,890
BMW U.S. Capital LLC U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.530% 0.58% 4/1/24 (b)(c)(d)	5,925,000	5,993,078
Daimler Finance North America LLC:
3 month U.S. LIBOR + 0.840% 0.9638% 5/4/23 (b)(c)(d)	3,240,000	3,268,064
3 month U.S. LIBOR + 0.900% 1.0248% 2/15/22 (b)(c)(d)	5,000,000	5,019,920
1.75% 3/10/23 (b)	1,800,000	1,834,434
General Motors Co.:
4.875% 10/2/23	730,000	791,818
5.4% 10/2/23	1,130,000	1,235,171
General Motors Financial Co., Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.760% 0.8041% 3/8/24 (c)(d)	4,061,000	4,096,347
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.200% 1.25% 11/17/23 (c)(d)	5,000,000	5,079,650
2.9% 2/26/25	1,880,000	1,986,427
4.2% 11/6/21	370,000	372,587
Harley-Davidson Financial Services, Inc.:
2.55% 6/9/22 (b)	375,000	379,959
4.05% 2/4/22 (b)	1,210,000	1,228,457
Nissan Motor Acceptance Corp.:
2.6% 9/28/22 (b)	1,610,000	1,640,865
2.65% 7/13/22 (b)	560,000	564,065
3.65% 9/21/21 (b)	580,000	580,982
Nissan Motor Co. Ltd. 3.043% 9/15/23 (b)	1,350,000	1,406,404
Volkswagen Group of America Finance LLC:
0.75% 11/23/22 (b)	10,620,000	10,653,443
0.875% 11/22/23 (b)	590,000	593,314
2.5% 9/24/21 (b)	280,000	280,390
2.7% 9/26/22 (b)	650,000	665,919
2.9% 5/13/22 (b)	5,663,000	5,760,487
3.125% 5/12/23 (b)	355,000	369,695
		64,928,612
Hotels, Restaurants & Leisure - 0.1%
Expedia, Inc. 3.6% 12/15/23	1,270,000	1,347,407
Marriott International, Inc.:
2.3% 1/15/22	90,000	90,512
3.125% 2/15/23	290,000	297,989
3.6% 4/15/24	1,670,000	1,781,676
Starbucks Corp. 2.7% 6/15/22	435,000	441,632
		3,959,216
Household Durables - 0.0%
Panasonic Corp. 2.536% 7/19/22 (b)	785,000	797,753
Internet & Direct Marketing Retail - 0.0%
QVC, Inc. 4.375% 3/15/23	2,190,000	2,294,025
Leisure Products - 0.1%
Brunswick Corp. 0.85% 8/18/24	1,190,000	1,190,571
Hasbro, Inc.:
2.6% 11/19/22	885,000	907,518
3% 11/19/24	1,485,000	1,577,312
		3,675,401
Multiline Retail - 0.0%
Nordstrom, Inc. 2.3% 4/8/24	150,000	150,983
Specialty Retail - 0.1%
AutoZone, Inc. 3.625% 4/15/25	485,000	528,082
O'Reilly Automotive, Inc. 3.8% 9/1/22	385,000	394,835
Ross Stores, Inc.:
0.875% 4/15/26	450,000	443,131
4.6% 4/15/25	2,310,000	2,592,504
Triton Container International Ltd. 0.8% 8/1/23 (b)	1,350,000	1,349,642
		5,308,194
Textiles, Apparel & Luxury Goods - 0.1%
Ralph Lauren Corp. 1.7% 6/15/22	225,000	227,543
VF Corp. 2.05% 4/23/22	6,772,000	6,847,815
		7,075,358
TOTAL CONSUMER DISCRETIONARY		88,189,542
CONSUMER STAPLES - 0.6%
Beverages - 0.0%
Coca-Cola European Partners PLC 0.8% 5/3/24 (b)	2,005,000	2,002,775
Diageo Capital PLC 1.375% 9/29/25	680,000	691,373
		2,694,148
Food & Staples Retailing - 0.1%
7-Eleven, Inc.:
3 month U.S. LIBOR + 0.450% 0.5784% 8/10/22 (b)(c)(d)	300,000	300,096
0.625% 2/10/23 (b)	1,072,000	1,070,861
0.8% 2/10/24 (b)	1,448,000	1,447,709
Prosperous Ray Ltd. 4.625% 11/12/23 (Reg. S)	1,200,000	1,287,225
		4,105,891
Food Products - 0.2%
Archer Daniels Midland Co. 2.75% 3/27/25	285,000	303,420
Bunge Ltd. Finance Corp.:
3% 9/25/22	3,375,000	3,463,562
4.35% 3/15/24	130,000	140,932
Cargill, Inc. 1.375% 7/23/23 (b)	630,000	642,643
China Mengniu Dairy Co. Ltd. 1.875% 6/17/25 (Reg. S)	2,004,000	2,021,996
Mondelez International, Inc. 0.625% 7/1/22	6,350,000	6,368,057
		12,940,610
Tobacco - 0.3%
BAT International Finance PLC 1.668% 3/25/26	885,000	890,123
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (b)	235,000	247,782
3.5% 2/11/23 (b)	2,090,000	2,157,186
3.75% 7/21/22 (b)	3,390,000	3,462,053
Philip Morris International, Inc. 1.125% 5/1/23	8,991,000	9,102,191
		15,859,335
TOTAL CONSUMER STAPLES		35,599,984
ENERGY - 1.2%
Energy Equipment & Services - 0.0%
Schlumberger Finance Canada Ltd. 1.4% 9/17/25	290,000	294,518
Schlumberger Holdings Corp.:
3.75% 5/1/24 (b)	1,515,000	1,625,287
4% 12/21/25 (b)	375,000	416,355
		2,336,160
Oil, Gas & Consumable Fuels - 1.2%
Aker BP ASA 3% 1/15/25 (b)	995,000	1,050,919
Canadian Natural Resources Ltd. 2.05% 7/15/25	1,430,000	1,471,241
Cenovus Energy, Inc.:
3% 8/15/22	1,725,000	1,756,718
3.8% 9/15/23	1,070,000	1,125,848
Cheniere Corpus Christi Holdings LLC:
5.875% 3/31/25	1,470,000	1,670,039
7% 6/30/24	1,625,000	1,842,860
Chevron Corp.:
3 month U.S. LIBOR + 0.480% 0.6085% 3/3/22 (c)(d)	4,700,000	4,710,338
1.141% 5/11/23	4,174,000	4,236,084
Diamondback Energy, Inc.:
2.875% 12/1/24	2,720,000	2,859,049
4.75% 5/31/25	1,080,000	1,209,088
Enbridge, Inc.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.400% 0.45% 2/17/23 (c)(d)	1,892,000	1,896,181
2.5% 1/15/25	985,000	1,032,420
4% 10/1/23	1,605,000	1,704,076
Energy Transfer LP:
2.9% 5/15/25	255,000	267,664
3.45% 1/15/23	110,000	113,272
4.2% 9/15/23	280,000	298,079
4.25% 3/15/23	1,425,000	1,489,780
4.25% 4/1/24	70,000	75,096
4.9% 2/1/24	245,000	265,006
5.875% 1/15/24	2,375,000	2,617,326
Eni SpA 4% 9/12/23 (b)	1,610,000	1,712,924
Enterprise Products Operating LP 3.5% 2/1/22	1,050,000	1,064,033
EOG Resources, Inc. 2.625% 3/15/23	291,000	299,840
EQT Corp. 3% 10/1/22	2,275,000	2,322,957
Gray Oak Pipeline LLC:
2% 9/15/23 (b)	205,000	208,944
2.6% 10/15/25 (b)	385,000	396,271
Kinder Morgan Energy Partners LP 3.95% 9/1/22	135,000	138,613
MPLX LP 3 month U.S. LIBOR + 1.100% 1.2231% 9/9/22 (c)(d)	1,683,000	1,682,958
Phillips 66 Co. 3 month U.S. LIBOR + 0.620% 0.7448% 2/15/24 (c)(d)	10,000,000	10,008,720
Pioneer Natural Resources Co.:
0.55% 5/15/23	3,792,000	3,788,602
0.75% 1/15/24	610,000	605,704
Plains All American Pipeline LP/PAA Finance Corp. 2.85% 1/31/23	1,275,000	1,305,351
Reliance Industries Ltd. 5.4% 2/14/22 (Reg. S)	1,700,000	1,737,506
Sabine Pass Liquefaction LLC:
5.625% 4/15/23 (c)	1,345,000	1,434,695
6.25% 3/15/22	2,495,000	2,535,872
Saudi Arabian Oil Co. 2.75% 4/16/22 (b)	1,815,000	1,837,914
Suncor Energy, Inc. 2.8% 5/15/23	975,000	1,011,239
The Williams Companies, Inc.:
3.35% 8/15/22	200,000	204,154
3.7% 1/15/23	2,205,000	2,284,739
4.3% 3/4/24	305,000	328,970
Valero Energy Corp.:
1.2% 3/15/24	715,000	720,543
2.7% 4/15/23	1,430,000	1,476,807
3.65% 3/15/25	245,000	265,251
Western Gas Partners LP 4% 7/1/22	1,800,000	1,822,500
		70,886,191
TOTAL ENERGY		73,222,351
FINANCIALS - 13.4%
Banks - 7.3%
Banco Bilbao Vizcaya Argentaria SA 0.875% 9/18/23	1,800,000	1,807,945
Banco del Estado de Chile 2.704% 1/9/25 (b)	665,000	692,972
Banco Santander Mexico SA 4.125% 11/9/22 (Reg. S)	1,750,000	1,815,953
Banco Santander SA 0.701% 6/30/24 (c)	200,000	200,569
Bank Ireland Group PLC 4.5% 11/25/23 (b)	2,655,000	2,858,967
Bank of America Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.690% 0.74% 4/22/25 (c)(d)	10,000,000	10,090,866
0.523% 6/14/24 (c)	1,210,000	1,208,894
0.81% 10/24/24 (c)	755,000	758,114
0.976% 4/22/25 (c)	1,050,000	1,055,928
1.734% 7/22/27 (c)	765,000	775,209
3.124% 1/20/23 (c)	20,000,000	20,211,745
Bank of Montreal:
3 month U.S. LIBOR + 0.400% 0.528% 9/10/21 (c)(d)	5,000,000	5,000,490
3 month U.S. LIBOR + 0.570% 0.716% 3/26/22 (c)(d)	5,000,000	5,014,347
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.270% 0.32% 4/14/23 (c)(d)	8,000,000	8,009,169
Bank of Nova Scotia:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.380% 0.43% 7/31/24 (c)(d)	5,000,000	5,007,635
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.440% 0.495% 4/15/24 (c)(d)	10,000,000	10,040,431
Banque Federative du Credit Mutuel SA:
0.65% 2/27/24 (b)	860,000	860,527
2.125% 11/21/22 (b)	1,415,000	1,447,167
Barclays Bank PLC 1.7% 5/12/22	650,000	655,926
Barclays PLC:
4.338% 5/16/24 (c)	660,000	700,806
4.61% 2/15/23 (c)	15,000,000	15,284,988
BNP Paribas SA 3.5% 3/1/23 (b)	10,000,000	10,450,059
BPCE SA:
3 month U.S. LIBOR + 0.300% 0.4329% 1/14/22 (b)(c)(d)	5,000,000	5,005,139
3 month U.S. LIBOR + 1.220% 1.3508% 5/22/22 (b)(c)(d)	1,605,000	1,616,778
5.7% 10/22/23 (b)	2,215,000	2,433,339
Canadian Imperial Bank of Commerce:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.340% 0.3889% 6/22/23 (c)(d)	5,885,000	5,891,415
0.95% 6/23/23	7,200,000	7,267,498
Capital One Bank NA 2.014% 1/27/23 (c)	7,000,000	7,046,707
Citigroup, Inc.:
0.981% 5/1/25 (c)	880,000	883,970
2.312% 11/4/22 (c)	16,290,000	16,345,567
2.9% 12/8/21	1,495,000	1,502,467
Credit Agricole SA 3 month U.S. LIBOR + 1.020% 1.1453% 4/24/23 (b)(c)(d)	675,000	684,246
Credit Suisse Group Funding Guernsey Ltd. 3.8% 9/15/22	5,000,000	5,176,747
Danske Bank A/S:
1.226% 6/22/24 (b)	1,610,000	1,626,575
3.001% 9/20/22 (b)(c)	1,475,000	1,476,768
5% 1/12/22 (b)	1,050,000	1,066,592
Federation des caisses Desjardin U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.430% 0.48% 5/21/24 (b)(c)(d)	5,316,000	5,329,131
Fifth Third Bancorp 1.625% 5/5/23	10,625,000	10,831,991
First Niagara Financial Group, Inc. 7.25% 12/15/21	515,000	524,998
First Republic Bank 2.5% 6/6/22	6,050,000	6,138,902
HSBC Holdings PLC:
0.976% 5/24/25 (c)	245,000	245,124
1.645% 4/18/26 (c)	850,000	860,630
2.099% 6/4/26 (c)	1,840,000	1,891,867
3.262% 3/13/23 (c)	15,300,000	15,538,486
3.803% 3/11/25 (c)	425,000	455,732
ING Groep NV 3 month U.S. LIBOR + 1.150% 1.296% 3/29/22 (c)(d)	735,000	738,561
Intesa Sanpaolo SpA 3.125% 7/14/22 (b)	4,500,000	4,602,620
JPMorgan Chase & Co.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.530% 0.585% 6/1/25 (c)(d)	10,000,000	10,027,578
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.580% 0.6285% 3/16/24 (c)(d)	5,000,000	5,029,209
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.880% 0.935% 4/22/27 (c)(d)	380,000	385,722
0.824% 6/1/25 (c)	965,000	966,659
2.083% 4/22/26 (c)	1,870,000	1,931,171
2.776% 4/25/23 (c)	5,200,000	5,282,591
KeyBank NA:
3 month U.S. LIBOR + 0.660% 0.7858% 2/1/22 (c)(d)	8,128,000	8,150,088
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.320% 0.37% 6/14/24 (c)(d)	10,000,000	10,011,369
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.340% 0.39% 1/3/24 (c)(d)	6,000,000	6,010,707
Lloyds Banking Group PLC:
0.695% 5/11/24 (c)	2,698,000	2,707,840
1.326% 6/15/23 (c)	1,803,000	1,815,714
3% 1/11/22	5,000,000	5,049,681
4.5% 11/4/24	480,000	530,094
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.700% 0.8308% 3/7/22 (c)(d)	10,000,000	10,031,855
3 month U.S. LIBOR + 0.740% 0.8714% 3/2/23 (c)(d)	1,623,000	1,637,453
3 month U.S. LIBOR + 0.920% 1.0508% 2/22/22 (c)(d)	840,000	843,494
0.953% 7/19/25 (c)	1,660,000	1,666,078
3.218% 3/7/22	1,090,000	1,106,667
Mizuho Financial Group Cayman 2 Ltd. 4.2% 7/18/22 (Reg. S)	1,625,000	1,676,610
Mizuho Financial Group, Inc.:
3 month U.S. LIBOR + 0.940% 1.0608% 2/28/22 (c)(d)	5,000,000	5,021,993
3 month U.S. LIBOR + 1.140% 1.259% 9/13/21 (c)(d)	17,000,000	17,005,951
National Bank of Canada 0.9% 8/15/23 (c)	7,000,000	7,034,641
NatWest Markets PLC:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.530% 0.58% 8/12/24 (b)(c)(d)	5,905,000	5,927,054
0.8% 8/12/24 (b)	370,000	369,812
2.375% 5/21/23 (b)	1,525,000	1,576,460
3.625% 9/29/22 (b)	5,000,000	5,178,208
PNC Bank NA:
1.743% 2/24/23 (c)	4,078,000	4,106,312
2.028% 12/9/22 (c)	7,000,000	7,033,008
QNB Finance Ltd.:
2.625% 5/12/25 (Reg. S)	500,000	522,500
3.5% 3/28/24 (Reg. S)	1,000,000	1,061,750
Rabobank Nederland 3.95% 11/9/22	1,630,000	1,697,745
Rabobank Nederland New York Branch 3 month U.S. LIBOR + 0.830% 0.949% 1/10/22 (c)(d)	5,000,000	5,014,870
Royal Bank of Canada U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.450% 0.5% 10/26/23 (c)(d)	15,000,000	15,075,339
Royal Bank of Scotland Group PLC 3.875% 9/12/23	1,085,000	1,154,764
Santander Holdings U.S.A., Inc. 4.45% 12/3/21	7,000,000	7,047,234
Societe Generale 2.625% 10/16/24 (b)	365,000	380,777
Standard Chartered PLC:
3 month U.S. LIBOR + 1.150% 1.2843% 1/20/23 (b)(c)(d)	910,000	913,572
3 month U.S. LIBOR + 1.200% 1.328% 9/10/22 (b)(c)(d)	4,500,000	4,501,022
0.991% 1/12/25 (b)(c)	375,000	374,277
1.214% 3/23/25 (b)(c)	200,000	200,753
1.319% 10/14/23 (b)(c)	200,000	201,505
2.744% 9/10/22 (b)(c)	1,495,000	1,495,743
3.885% 3/15/24 (b)(c)	365,000	382,175
3.95% 1/11/23 (b)	805,000	836,007
Sumitomo Mitsui Financial Group, Inc. 3 month U.S. LIBOR + 1.140% 1.2739% 10/19/21 (c)(d)	6,500,000	6,509,812
Svenska Handelsbanken AB:
0.55% 6/11/24 (b)	720,000	719,086
1.418% 6/11/27 (b)(c)	695,000	696,975
Swedbank AB:
0.6% 9/25/23 (b)	500,000	501,022
1.3% 6/2/23 (b)	1,150,000	1,167,607
Synchrony Bank 3% 6/15/22	10,395,000	10,592,881
Synovus Bank 2.289% 2/10/23 (c)	1,237,000	1,244,286
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.530% 0.6646% 12/1/22 (c)(d)	5,000,000	5,032,200
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.220% 0.2629% 6/2/23 (c)(d)	10,000,000	10,008,900
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.480% 0.53% 1/27/23 (c)(d)	5,000,000	5,028,395
0.25% 1/6/23	4,000,000	4,000,905
0.55% 3/4/24	1,790,000	1,789,881
Truist Financial Corp. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.400% 0.4454% 6/9/25 (c)(d)	10,710,000	10,730,676
U.S. Bancorp 3% 3/15/22	1,530,000	1,549,652
UniCredit SpA 3.75% 4/12/22 (b)	1,740,000	1,772,733
Wells Fargo & Co.:
1.654% 6/2/24 (c)	5,935,000	6,060,098
2.188% 4/30/26 (c)	840,000	872,478
3.5% 3/8/22	123,000	125,089
Wells Fargo Bank NA 2.082% 9/9/22 (c)	1,105,000	1,105,408
		447,612,693
Capital Markets - 2.9%
Credit Suisse AG:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.380% 0.43% 8/9/23 (c)(d)	5,000,000	5,010,550
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.450% 0.5% 2/4/22 (c)(d)	5,310,000	5,317,965
0.495% 2/2/24	810,000	809,245
1% 5/5/23	6,590,000	6,657,542
2.1% 11/12/21	8,156,000	8,186,258
2.8% 4/8/22	2,340,000	2,377,060
Credit Suisse Group AG:
2.997% 12/14/23 (b)(c)	250,000	257,307
3.574% 1/9/23 (b)	650,000	657,075
Deutsche Bank AG New York Branch:
3.3% 11/16/22	7,072,000	7,305,378
4.25% 10/14/21	7,005,000	7,036,134
5% 2/14/22	10,000,000	10,202,361
E*TRADE Financial Corp. 2.95% 8/24/22	8,277,000	8,475,438
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 0.750% 0.8808% 2/23/23 (c)(d)	5,000,000	5,039,500
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.540% 0.59% 11/17/23 (c)(d)	10,000,000	10,026,469
0.523% 3/8/23	3,300,000	3,301,482
0.657% 9/10/24 (c)	725,000	724,492
0.673% 3/8/24 (c)	1,180,000	1,181,923
2.876% 10/31/22 (c)	520,000	522,089
2.905% 7/24/23 (c)	10,000,000	10,220,100
2.908% 6/5/23 (c)	5,000,000	5,092,668
3.5% 4/1/25	1,005,000	1,088,115
5.75% 1/24/22	1,800,000	1,839,261
Morgan Stanley:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.700% 0.75% 1/20/23 (c)(d)	5,000,000	5,011,600
0.529% 1/25/24 (c)	3,994,000	3,995,909
0.56% 11/10/23 (c)	6,170,000	6,180,262
0.731% 4/5/24 (c)	985,000	988,040
2.625% 11/17/21	15,989,000	16,070,390
2.75% 5/19/22	1,095,000	1,114,889
3.737% 4/24/24 (c)	5,000,000	5,263,148
4.1% 5/22/23	275,000	291,482
4.875% 11/1/22	660,000	693,819
NASDAQ, Inc. 0.445% 12/21/22	2,417,000	2,417,240
State Street Corp. 2.825% 3/30/23 (c)	603,000	611,969
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 0.5558% 11/1/21 (c)(d)	7,500,000	7,501,630
UBS AG London Branch:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.360% 0.41% 2/9/24 (b)(c)(d)	10,000,000	10,069,300
1.75% 4/21/22 (b)	7,000,000	7,061,566
UBS Group AG:
3 month U.S. LIBOR + 1.220% 1.3508% 5/23/23 (b)(c)(d)	880,000	887,023
1.008% 7/30/24 (b)(c)	7,118,000	7,163,561
1.494% 8/10/27 (b)(c)	375,000	374,545
3.491% 5/23/23 (b)	5,000,000	5,111,672
		182,136,457
Consumer Finance - 1.1%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
3.95% 2/1/22	1,070,000	1,082,107
4.125% 7/3/23	1,025,000	1,082,393
4.45% 12/16/21	1,395,000	1,406,400
4.5% 9/15/23	1,095,000	1,168,301
4.875% 1/16/24	490,000	531,823
American Express Co.:
3 month U.S. LIBOR + 0.600% 0.7214% 11/5/21 (c)(d)	6,750,000	6,753,452
2.65% 12/2/22	9,500,000	9,786,330
2.75% 5/20/22	5,000,000	5,079,614
Capital One Financial Corp.:
3.2% 1/30/23	8,016,000	8,316,015
3.5% 6/15/23	555,000	584,757
3.9% 1/29/24	505,000	542,083
Ford Motor Credit Co. LLC 3.813% 10/12/21	495,000	495,233
Hyundai Capital America:
0.8% 1/8/24 (b)	660,000	657,665
0.875% 6/14/24 (b)	535,000	533,044
2.375% 2/10/23 (b)	1,925,000	1,970,730
2.85% 11/1/22 (b)	511,000	524,310
3% 6/20/22 (b)	1,060,000	1,080,722
3.95% 2/1/22 (b)	1,315,000	1,333,521
John Deere Capital Corp. 3 month U.S. LIBOR + 0.260% 0.388% 9/10/21 (c)(d)	5,000,000	5,000,350
LeasePlan Corp. NV 2.875% 10/24/24 (b)	550,000	576,926
Synchrony Financial:
2.85% 7/25/22	3,758,000	3,836,367
4.25% 8/15/24	1,960,000	2,127,271
Toyota Motor Credit Corp.:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.300% 0.35% 6/13/22 (c)(d)	5,450,000	5,457,011
0.45% 7/22/22	7,207,000	7,223,026
		67,149,451
Diversified Financial Services - 0.3%
AIG Global Funding 2.3% 7/1/22 (b)	1,528,000	1,553,138
Athene Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.700% 0.75% 5/24/24 (b)(c)(d)	8,000,000	8,042,960
0.95% 1/8/24 (b)	3,469,000	3,489,765
BP Capital Markets America, Inc. 2.937% 4/6/23	700,000	728,734
Brixmor Operating Partnership LP 3.25% 9/15/23	1,410,000	1,477,870
CNH Industrial Capital LLC 3.875% 10/15/21	1,325,000	1,330,313
LSEGA Financing PLC 0.65% 4/6/24 (b)	1,355,000	1,355,387
Park Aerospace Holdings Ltd.:
4.5% 3/15/23 (b)	435,000	456,500
5.25% 8/15/22 (b)	880,000	914,754
		19,349,421
Insurance - 1.8%
ACE INA Holdings, Inc. 2.875% 11/3/22	2,500,000	2,565,875
AIA Group Ltd. 3 month U.S. LIBOR + 0.520% 0.6545% 9/20/21 (b)(c)(d)	6,046,000	6,045,879
American International Group, Inc.:
2.5% 6/30/25	1,000,000	1,051,537
4.875% 6/1/22	10,815,000	11,180,943
Aon Corp. 2.2% 11/15/22	1,592,000	1,626,992
Brighthouse Financial Global Funding:
0.6% 6/28/23 (b)	845,000	845,727
1% 4/12/24 (b)	855,000	861,814
Equitable Financial Life Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.390% 0.44% 4/6/23 (b)(c)(d)	10,000,000	10,021,764
0.5% 4/6/23 (b)	2,010,000	2,012,380
0.5% 11/17/23 (b)	5,000,000	5,002,546
Health Care Service Corp. 1.5% 6/1/25 (b)	1,375,000	1,402,502
Lincoln National Corp. 4% 9/1/23	270,000	288,723
MassMutual Global Funding II 0.85% 6/9/23 (b)	10,000,000	10,098,175
Metropolitan Life Global Funding I:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.570% 0.62% 1/13/23 (b)(c)(d)	6,940,000	6,978,795
0.9% 6/8/23 (b)	4,918,000	4,966,822
Metropolitan Tower Global Funding:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.550% 0.6% 1/17/23 (b)(c)(d)	5,000,000	5,027,175
0.55% 7/13/22 (b)	6,000,000	6,018,924
New York Life Global Funding:
3 month U.S. LIBOR + 0.280% 0.399% 1/10/23 (b)(c)(d)	6,945,000	6,963,160
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.220% 0.27% 2/2/23 (b)(c)(d)	10,000,000	10,010,045
1.1% 5/5/23 (b)	725,000	733,861
Northwestern Mutual Global Funding U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.330% 0.38% 3/25/24 (b)(c)(d)	4,063,000	4,074,608
Pacific Life Global Funding II U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.380% 0.43% 4/12/24 (b)(c)(d)	10,000,000	10,013,200
Principal Life Global Funding II:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.450% 0.5% 4/12/24 (b)(c)(d)	1,763,000	1,766,711
0.75% 4/12/24 (b)	930,000	932,765
Trinity Acquisition PLC 4.625% 8/15/23	359,000	385,579
		110,876,502
Thrifts & Mortgage Finance - 0.0%
Crown Castle Towers LLC/Crown Atlantic Holdings Sub LLC/Crown Communication, Inc. 3.72% 7/15/43 (b)	370,000	381,569
Nationwide Building Society:
3.622% 4/26/23 (b)(c)	1,035,000	1,056,422
3.766% 3/8/24 (b)(c)	500,000	522,783
		1,960,774
TOTAL FINANCIALS		829,085,298
HEALTH CARE - 1.2%
Biotechnology - 0.4%
AbbVie, Inc.:
3 month U.S. LIBOR + 0.650% 0.7808% 11/21/22 (c)(d)	7,100,000	7,149,558
2.15% 11/19/21	11,244,000	11,290,384
2.6% 11/21/24	3,500,000	3,687,814
3.2% 11/6/22	170,000	174,805
3.25% 10/1/22	850,000	870,548
3.45% 3/15/22	615,000	622,175
Baxalta, Inc. 3.6% 6/23/22	265,000	270,640
Gilead Sciences, Inc. 0.75% 9/29/23	2,070,000	2,070,607
		26,136,531
Health Care Equipment & Supplies - 0.0%
Becton, Dickinson & Co.:
3.363% 6/6/24	551,000	588,357
3.734% 12/15/24	128,000	138,954
Stryker Corp. 0.6% 12/1/23	325,000	325,042
		1,052,353
Health Care Providers & Services - 0.5%
Aetna, Inc. 2.8% 6/15/23	885,000	918,216
AmerisourceBergen Corp. 0.737% 3/15/23	1,855,000	1,858,041
Anthem, Inc.:
0.45% 3/15/23	4,094,000	4,098,500
2.375% 1/15/25	410,000	428,998
Cardinal Health, Inc.:
2.616% 6/15/22	79,000	80,330
3.079% 6/15/24	695,000	735,975
3.2% 3/15/23	875,000	910,757
3.5% 11/15/24	1,180,000	1,267,261
Cigna Corp.:
0.613% 3/15/24	6,302,000	6,303,267
3% 7/15/23	715,000	745,507
3.75% 7/15/23	401,000	424,696
CommonSpirit Health 1.547% 10/1/25	670,000	678,764
CVS Health Corp.:
2.625% 8/15/24	335,000	353,236
3.7% 3/9/23	369,000	386,211
Humana, Inc.:
0.65% 8/3/23	4,706,000	4,709,380
1.35% 2/3/27	120,000	119,559
2.9% 12/15/22	160,000	164,777
3.15% 12/1/22	315,000	323,691
3.85% 10/1/24	745,000	807,367
4.5% 4/1/25	1,205,000	1,344,213
PeaceHealth Obligated Group 1.375% 11/15/25	190,000	192,862
		26,851,608
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc. 4.133% 3/25/25	385,000	425,140
Pharmaceuticals - 0.3%
AstraZeneca Finance LLC:
0.7% 5/28/24	995,000	996,283
1.2% 5/28/26	1,390,000	1,397,349
AstraZeneca PLC:
0.3% 5/26/23	1,425,000	1,423,421
3.5% 8/17/23	365,000	385,963
Bristol-Myers Squibb Co. 3.25% 2/20/23	178,000	185,327
EMD Finance LLC 2.95% 3/19/22 (b)	430,000	434,484
Perrigo Finance PLC 3.9% 12/15/24	3,840,000	4,102,781
Royalty Pharma PLC 0.75% 9/2/23	870,000	873,801
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	1,845,000	1,926,490
Viatris, Inc. 1.125% 6/22/22 (b)	8,114,000	8,158,294
		19,884,193
TOTAL HEALTH CARE		74,349,825
INDUSTRIALS - 1.3%
Aerospace & Defense - 0.1%
DAE Funding LLC 1.55% 8/1/24 (b)	465,000	462,908
The Boeing Co. 1.167% 2/4/23	2,790,000	2,792,021
		3,254,929
Airlines - 0.0%
American Airlines 2017-2 Class B Pass Through Trust equipment trust certificate 3.7% 4/15/27	543,412	524,995
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/29	367,272	361,286
		886,281
Building Products - 0.0%
Carrier Global Corp. 2.242% 2/15/25	1,860,000	1,938,046
Commercial Services & Supplies - 0.0%
HPHT Finance 19 Ltd. 2.875% 11/5/24 (Reg. S)	400,000	420,200
Republic Services, Inc. 2.5% 8/15/24	880,000	923,816
		1,344,016
Construction & Engineering - 0.0%
Yongda Investment Ltd. 2.25% 6/16/25 (Reg. S)	1,384,000	1,397,840
Industrial Conglomerates - 0.4%
General Electric Co. 3.45% 5/15/24	530,000	564,696
Honeywell International, Inc. 3 month U.S. LIBOR + 0.370% 0.4954% 8/8/22 (c)(d)	9,078,000	9,112,524
Roper Technologies, Inc.:
0.45% 8/15/22	706,000	707,213
1% 9/15/25	235,000	234,455
2.35% 9/15/24	365,000	381,865
3.125% 11/15/22	1,505,000	1,544,365
3.65% 9/15/23	270,000	286,716
Siemens Financieringsmaatschappij NV:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.430% 0.48% 3/11/24 (b)(c)(d)	10,290,000	10,364,566
0.65% 3/11/24 (b)	690,000	693,967
		23,890,367
Machinery - 0.5%
Caterpillar Financial Services Corp.:
3 month U.S. LIBOR + 0.200% 0.3228% 11/12/21 (c)(d)	5,000,000	5,000,333
3 month U.S. LIBOR + 0.280% 0.4108% 9/7/21 (c)(d)	6,190,000	6,190,278
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.150% 0.2% 11/17/22 (c)(d)	5,000,000	5,002,150
0.25% 3/1/23	10,000,000	9,995,731
Otis Worldwide Corp. 3 month U.S. LIBOR + 0.450% 0.5948% 4/5/23 (c)(d)	3,299,000	3,300,165
		29,488,657
Professional Services - 0.0%
Equifax, Inc. 3.95% 6/15/23	1,090,000	1,152,397
IHS Markit Ltd. 3.625% 5/1/24	640,000	681,952
		1,834,349
Road & Rail - 0.1%
Eastern Creation II Investment Holdings Ltd. 1% 9/10/23 (Reg. S)	1,670,000	1,669,486
Guangzhou Metro Investment Finance (BVI) Ltd. 1.507% 9/17/25 (Reg. S)	1,300,000	1,279,018
Penske Truck Leasing Co. LP:
2.7% 3/14/23 (b)	175,000	180,390
4.25% 1/17/23 (b)	285,000	299,244
SMBC Aviation Capital Finance:
3.55% 4/15/24 (b)	325,000	345,436
4.125% 7/15/23 (b)	200,000	211,945
		3,985,519
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.25% 1/15/23	810,000	829,500
3.5% 1/15/22	5,560,000	5,623,099
GATX Corp. 3.9% 3/30/23	820,000	860,800
		7,313,399
Transportation Infrastructure - 0.1%
Avolon Holdings Funding Ltd.:
2.125% 2/21/26 (b)	1,035,000	1,032,752
2.875% 2/15/25 (b)	980,000	1,010,597
3.625% 5/1/22 (b)	1,560,000	1,587,439
3.95% 7/1/24 (b)	265,000	282,682
HPHT Finance 17 Ltd. 2.75% 9/11/22 (Reg. S)	1,235,000	1,256,033
Sydney Airport Finance Co. Property Ltd. 3.9% 3/22/23 (b)	1,133,000	1,187,000
		6,356,503
TOTAL INDUSTRIALS		81,689,906
INFORMATION TECHNOLOGY - 0.6%
Electronic Equipment & Components - 0.0%
Amphenol Corp. 2.05% 3/1/25	910,000	943,426
Avnet, Inc. 4.875% 12/1/22	325,000	341,045
		1,284,471
IT Services - 0.3%
CDW LLC/CDW Finance Corp. 5.5% 12/1/24	270,000	298,539
Fidelity National Information Services, Inc.:
0.375% 3/1/23	1,160,000	1,159,306
0.6% 3/1/24	555,000	555,141
Global Payments, Inc. 2.65% 2/15/25	800,000	840,835
HCL America, Inc. 1.375% 3/10/26 (b)	1,800,000	1,796,963
IBM Corp. 2.85% 5/13/22	10,000,000	10,187,785
PayPal Holdings, Inc. 1.35% 6/1/23	2,224,000	2,262,214
The Western Union Co. 2.85% 1/10/25	1,280,000	1,348,862
		18,449,645
Semiconductors & Semiconductor Equipment - 0.2%
Analog Devices, Inc. 2.95% 4/1/25	295,000	315,411
Microchip Technology, Inc.:
0.972% 2/15/24 (b)	1,165,000	1,166,375
0.983% 9/1/24 (b)	970,000	969,230
2.67% 9/1/23	1,110,000	1,152,306
Micron Technology, Inc.:
2.497% 4/24/23	2,585,000	2,665,238
4.64% 2/6/24	690,000	749,513
NXP BV/NXP Funding LLC:
3.875% 9/1/22 (b)	1,355,000	1,398,457
4.625% 6/1/23 (b)	1,175,000	1,254,138
4.875% 3/1/24 (b)	195,000	213,480
NXP BV/NXP Funding LLC/NXP U.S.A., Inc. 2.7% 5/1/25 (b)	205,000	215,684
Skyworks Solutions, Inc. 0.9% 6/1/23	305,000	305,783
		10,405,615
Software - 0.1%
Fortinet, Inc. 1% 3/15/26	675,000	670,797
Oracle Corp. 2.4% 9/15/23	1,280,000	1,325,943
VMware, Inc. 0.6% 8/15/23	4,644,000	4,649,120
		6,645,860
TOTAL INFORMATION TECHNOLOGY		36,785,591
MATERIALS - 0.1%
Chemicals - 0.0%
International Flavors & Fragrances, Inc. 0.697% 9/15/22 (b)	582,000	583,562
LYB International Finance III LLC 1.25% 10/1/25	705,000	705,708
Westlake Chemical Corp. 0.875% 8/15/24	180,000	180,124
		1,469,394
Construction Materials - 0.0%
Boral Finance Pty Ltd. 3% 11/1/22 (b)	135,000	137,827
Martin Marietta Materials, Inc. 0.65% 7/15/23	405,000	405,942
		543,769
Metals & Mining - 0.1%
ArcelorMittal SA 3.6% 7/16/24	275,000	292,875
Nucor Corp. 2% 6/1/25	350,000	362,583
POSCO 2.375% 1/17/23 (b)	1,870,000	1,909,887
		2,565,345
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA 4.5% 8/1/24	635,000	684,943
TOTAL MATERIALS		5,263,451
REAL ESTATE - 0.1%
Equity Real Estate Investment Trusts (REITs) - 0.1%
American Campus Communities Operating Partnership LP 3.75% 4/15/23	910,000	949,313
Crown Castle International Corp. 1.05% 7/15/26	1,005,000	990,471
Highwoods/Forsyth LP 3.625% 1/15/23	1,620,000	1,671,730
Public Storage U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.470% 0.52% 4/23/24 (c)(d)	495,000	495,777
Simon Property Group LP:
2% 9/13/24	380,000	393,691
3.375% 10/1/24	985,000	1,057,851
		5,558,833
UTILITIES - 1.7%
Electric Utilities - 1.3%
American Electric Power Co., Inc. 3.65% 12/1/21	180,000	181,532
Duke Energy Corp. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.299% 6/10/23 (c)(d)	3,003,000	3,006,132
Edison International:
2.95% 3/15/23	455,000	467,445
3.125% 11/15/22	650,000	668,311
ENEL Finance International NV:
1.375% 7/12/26 (b)	1,105,000	1,108,078
2.65% 9/10/24 (b)	880,000	926,335
Eversource Energy U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.3% 8/15/23 (c)(d)	5,000,000	5,005,950
FirstEnergy Corp. 3.35% 7/15/22	885,000	893,939
Florida Power & Light Co. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.3% 5/10/23 (c)(d)	3,574,000	3,574,822
Israel Electric Corp. Ltd. 5% 11/12/24 (Reg. S) (b)	1,365,000	1,521,866
Korea Hydro & Nuclear Power Co. Ltd. 1.25% 4/27/26 (b)	1,421,000	1,420,659
Mississippi Power Co. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.300% 0.35% 6/28/24 (c)(d)	5,297,000	5,313,589
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 0.4008% 2/22/23 (c)(d)	10,000,000	10,000,958
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.540% 0.59% 3/1/23 (c)(d)	3,472,000	3,484,095
2.403% 9/1/21	11,475,000	11,475,000
NRG Energy, Inc. 3.75% 6/15/24 (b)	535,000	570,602
Pacific Gas & Electric Co.:
3 month U.S. LIBOR + 1.370% 1.4998% 11/15/21 (c)(d)	2,070,000	2,071,324
1.75% 6/16/22	3,820,000	3,818,315
3.5% 6/15/25	955,000	991,514
PPL Electric Utilities Corp.:
3 month U.S. LIBOR + 0.250% 0.396% 9/28/23 (c)(d)	1,780,000	1,780,224
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.330% 0.38% 6/24/24 (c)(d)	4,059,000	4,061,872
Sinosing Services Pte Ltd. 2.25% 2/20/25 (Reg. S)	2,200,000	2,242,460
Southern California Edison Co.:
3 month U.S. LIBOR + 0.270% 0.3985% 12/3/21 (c)(d)	2,687,000	2,687,495
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.640% 0.69% 4/3/23 (c)(d)	5,000,000	5,015,953
Southern Co. 0.6% 2/26/24	2,230,000	2,229,039
Vistra Operations Co. LLC 3.55% 7/15/24 (b)	3,435,000	3,633,540
		78,151,049
Gas Utilities - 0.2%
Atmos Energy Corp. 3 month U.S. LIBOR + 0.380% 0.5031% 3/9/23 (c)(d)	2,617,000	2,614,868
CenterPoint Energy Resources Corp. 3 month U.S. LIBOR + 0.500% 0.6314% 3/2/23 (c)(d)	3,494,000	3,495,070
ONE Gas, Inc. 3 month U.S. LIBOR + 0.610% 0.7348% 3/11/23 (c)(d)	5,000,000	5,000,642
Southern California Gas Co. 3 month U.S. LIBOR + 0.350% 0.469% 9/14/23 (c)(d)	902,000	902,139
		12,012,719
Independent Power and Renewable Electricity Producers - 0.0%
Alexander Funding Trust 1.841% 11/15/23 (b)	920,000	937,588
Hero Asia Investment Ltd. 1.5% 11/18/23 (Reg. S)	1,650,000	1,650,422
The AES Corp. 3.3% 7/15/25 (b)	820,000	876,145
		3,464,155
Multi-Utilities - 0.2%
CenterPoint Energy, Inc. U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.650% 0.7% 5/13/24 (c)(d)	2,893,000	2,897,224
Dominion Energy, Inc. 3 month U.S. LIBOR + 0.530% 0.6489% 9/15/23 (c)(d)	2,327,000	2,327,319
DTE Energy Co. 0.55% 11/1/22	5,000,000	5,012,564
San Diego Gas & Electric Co. 1.914% 2/1/22	34,289	34,433
Sempra Energy 2.875% 10/1/22	535,000	545,284
		10,816,824
TOTAL UTILITIES		104,444,747
TOTAL NONCONVERTIBLE BONDS (Cost $1,384,803,041)		1,394,978,311

U.S. Government and Government Agency Obligations - 2.6%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.3%
Fannie Mae U.S. Secured Overnight Fin. Rate (SOFR) Indx + 0.180% 0.23% 7/8/22 (c)(d)	20,000,000	20,025,456

U.S. Treasury Obligations - 2.3%
U.S. Treasury Notes:
0.125% 11/30/22	9,935,000	9,937,329
0.125% 1/31/23	28,300,000	28,295,578
0.125% 4/30/23 (e)	30,830,000	30,809,527
0.125% 5/31/23	3,860,000	3,856,683
0.125% 6/30/23	31,945,000	31,921,291
0.125% 7/31/23	7,205,000	7,196,557
0.375% 3/31/22	30,000,000	30,053,906
TOTAL U.S. TREASURY OBLIGATIONS		142,070,871
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $162,025,361)		162,096,327

U.S. Government Agency - Mortgage Securities - 0.4%
	Principal Amount (a)	Value ($)
Fannie Mae - 0.2%
12 month U.S. LIBOR + 1.560% 1.841% 7/1/35 (c)(d)	3,573	3,759
12 month U.S. LIBOR + 1.590% 2.043% 12/1/35 (c)(d)	5,307	5,591
12 month U.S. LIBOR + 1.650% 1.905% 8/1/37 (c)(d)	1,564	1,648
12 month U.S. LIBOR + 1.690% 1.94% 5/1/38 (c)(d)	21,773	22,954
12 month U.S. LIBOR + 1.780% 2.163% 5/1/38 (c)(d)	5,896	6,195
12 month U.S. LIBOR + 1.830% 2.098% 4/1/38 (c)(d)	14,201	14,966
12 month U.S. LIBOR + 1.850% 2.103% 8/1/38 (c)(d)	7,618	8,068
12 month U.S. LIBOR + 1.880% 2.149% 5/1/38 (c)(d)	9,674	10,181
12 month U.S. LIBOR + 2.040% 2.415% 12/1/36 (c)(d)	1,263	1,339
6 month U.S. LIBOR + 1.360% 1.612% 10/1/33 (c)(d)	27,049	28,024
3% 9/1/28 to 7/1/50	2,033,812	2,152,337
3.5% 11/1/26 to 7/1/50	1,149,766	1,219,692
4% 1/1/47 to 12/1/49	473,125	510,191
4.5% 8/1/24 to 1/1/50	2,401,903	2,615,640
5% 3/1/23 to 7/1/45	1,108,456	1,246,427
5.5% 5/1/22 to 5/1/40	1,462,806	1,691,715
6% to 6% 1/1/22 to 2/1/49	1,424,030	1,677,909
6.5% 7/1/32 to 12/1/32	68,800	79,701
TOTAL FANNIE MAE		11,296,337
Freddie Mac - 0.1%
12 month U.S. LIBOR + 1.590% 2.216% 9/1/35 (c)(d)	2,807	2,956
12 month U.S. LIBOR + 1.620% 1.875% 6/1/38 (c)(d)	14,392	15,137
12 month U.S. LIBOR + 1.620% 1.875% 7/1/38 (c)(d)	22,407	23,538
12 month U.S. LIBOR + 1.720% 1.976% 7/1/35 (c)(d)	6,819	7,189
12 month U.S. LIBOR + 1.730% 2.027% 10/1/36 (c)(d)	17,282	18,224
12 month U.S. LIBOR + 1.730% 2.108% 2/1/37 (c)(d)	3,062	3,238
12 month U.S. LIBOR + 1.740% 2.074% 5/1/38 (c)(d)	6,545	6,913
12 month U.S. LIBOR + 1.770% 2.025% 5/1/37 (c)(d)	3,086	3,261
12 month U.S. LIBOR + 1.820% 2.203% 2/1/37 (c)(d)	2,768	2,937
12 month U.S. LIBOR + 1.920% 2.314% 12/1/36 (c)(d)	4,995	5,278
12 month U.S. LIBOR + 2.020% 2.448% 11/1/36 (c)(d)	2,804	2,960
12 month U.S. LIBOR + 2.080% 2.457% 2/1/38 (c)(d)	15,709	16,703
12 month U.S. LIBOR + 2.160% 2.537% 2/1/37 (c)(d)	5,351	5,675
U.S. TREASURY 1 YEAR INDEX + 2.340% 2.472% 11/1/34 (c)(d)	10,024	10,597
2% 1/1/36	973,246	1,009,399
3% 11/1/34	310,737	332,172
3.5% 12/1/47	971,658	1,029,505
4% 12/1/49	201,962	219,513
4.5% 5/1/50	211,816	230,957
5% 10/1/22 to 12/1/41	440,649	494,922
5.5% 4/1/23 to 10/1/38	8,050	8,624
6% 8/1/22 to 9/1/35	89,292	104,373
7% 3/1/39	136,324	160,139
7.5% 6/1/38	134,431	156,125
TOTAL FREDDIE MAC		3,870,335
Freddie Mac STACR REMIC Trust - 0.0%
U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.650% 0.7% 1/25/51 (b)(c)(d)	273,186	273,186

Ginnie Mae - 0.1%
6% 7/15/36	165,913	191,808
2% 9/20/51 (f)	285,000	290,633
2.5% 6/20/51	267,905	278,111
3.5% 8/20/44 to 11/20/50	4,450,203	4,687,342
4% 3/20/48 to 8/20/50	909,774	978,691
4.5% 9/20/40 to 8/20/47	701,642	773,984
5% 12/20/34 to 5/20/48	840,185	926,113
5.5% 9/15/45 to 2/20/49	640,590	722,265
TOTAL GINNIE MAE		8,848,947
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $23,825,274)		24,288,805

Asset-Backed Securities - 6.8%
	Principal Amount (a)	Value ($)
Aimco:
Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.060% 1.1706% 7/22/32 (b)(c)(d)	4,100,000	4,100,730
Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 1.2261% 1/15/32 (b)(c)(d)	4,342,000	4,342,369
Ally Auto Receivables Trust Series 2019-3 Class A4, 1.96% 12/16/24	600,000	612,952
American Express Credit Account Master Trust Series 2019-3 Class B, 2.2% 4/15/25	740,000	754,073
AmeriCredit Automobile Receivables Trust:
Series 2017-1 Class D, 3.13% 1/18/23	1,141,392	1,148,865
Series 2017-3:
Class C, 2.69% 6/19/23	174,662	175,484
Class D, 3.18% 7/18/23	1,355,000	1,374,438
Series 2018-1 Class D, 3.82% 3/18/24	1,645,000	1,695,967
Series 2019-3 Class B, 2.13% 7/18/25	985,000	1,000,011
Series 2020-1:
Class C, 1.59% 10/20/25	705,000	718,034
Class D, 1.8% 12/18/25	690,000	705,615
Series 2020-3 Class C, 1.06% 8/18/26	420,000	423,854
Series 2021-1:
Class C, 0.89% 10/19/26	755,000	754,673
Class D, 1.21% 12/18/26	470,000	471,396
Series 2021-2:
Class A2, 0.26% 11/18/24	4,514,000	4,515,480
Class D, 1.29% 6/18/27	995,000	998,287
Applebee's/IHOP Funding LLC Series 2019-1A Class A2I, 4.194% 6/7/49 (b)	1,617,775	1,644,614
Ares LII CLO Ltd. Series 2021-52A Class A1R, 3 month U.S. LIBOR + 1.050% 1.1883% 4/22/31 (b)(c)(d)	3,577,000	3,578,273
Ares LVII CLO Ltd. / Ares LVII CLO LLC Series 2020-57A Class A, 3 month U.S. LIBOR + 1.320% 1.4453% 10/25/31 (b)(c)(d)	895,000	895,284
ARI Fleet Lease Trust Series 2020-A Class B, 2.06% 11/15/28 (b)	770,000	785,868
Avis Budget Rental Car Funding (AESOP) LLC:
Series 2017-1A Class B, 3.41% 9/20/23 (b)	540,000	551,041
Series 2017-2A Class A, 2.97% 3/20/24 (b)	905,000	935,824
Series 2018-2A Class C, 4.95% 3/20/25 (b)	430,000	464,848
Series 2019-1A Class B, 3.7% 3/20/23 (b)	245,000	247,523
Series 2019-2A Class A, 3.35% 9/22/25 (b)	650,000	695,936
Series 2020-1A Class A, 2.33% 8/20/26 (b)	540,000	565,245
Babson CLO Ltd. Series 2013-IA Class AR, 3 month U.S. LIBOR + 0.800% 0.9343% 1/20/28 (b)(c)(d)	901,013	901,236
Bank of America Credit Card Master Trust Series 2020-A1 Class A1, 0.34% 5/15/26	4,768,000	4,760,108
Bayview Opportunity Master Fund Trust:
Series 2017-RT3 Class A, 3.5% 1/28/58 (b)(c)	696,322	703,608
Series 2017-SPL4 Class A, 3.5% 1/28/55 (b)	208,775	212,708
Series 2017-SPL5 Class A, 3.5% 6/28/57 (b)	601,270	614,685
BlueMountain CLO Ltd. Series 2015-2A Class A1R, 3 month U.S. LIBOR + 0.930% 1.0639% 7/18/27 (b)(c)(d)	699,837	700,050
BMW Vehicle Owner Trust Series 2020-A Class A2, 0.39% 2/27/23	1,247,603	1,248,050
BRE Grand Islander Timeshare Issuer Series 2019-A Class A, 3.28% 9/26/33 (b)	211,572	221,907
Capital Auto Receivables Asset Trust Series 2018-2 Class C, 3.69% 12/20/23 (b)	74,697	74,830
Carlyle Global Market Strategies Series 2015-3A Class A1R, 3 month U.S. LIBOR + 1.000% 1.1316% 7/28/28 (b)(c)(d)	468,001	468,075
CarMax Auto Owner Trust:
Series 2017-4 Class C, 2.7% 10/16/23	205,000	206,297
Series 2019-2 Class B, 3.01% 12/16/24	1,935,000	2,010,591
Series 2019-4 Class A2A, 2.01% 3/15/23	35,595	35,619
Series 2020-1 Class A2, 1.87% 4/17/23	548,800	549,817
Series 2020-3 Class A2A, 0.49% 6/15/23	3,019,455	3,020,997
Series 2020-4:
Class A2, 0.31% 1/16/24	4,850,109	4,852,567
Class D, 1.75% 4/15/27	540,000	547,965
Series 2021-1 Class A3, 0.34% 12/15/25	2,373,000	2,371,558
Series 2021-2 Class C, 1.34% 2/16/27	545,000	546,889
Carvana Auto Receivables Trust Series 2021-P2 Class A2, 0.3% 7/10/24	6,833,000	6,834,880
Cedar Funding Ltd. Series 2021-14A Class A, 3 month U.S. LIBOR + 1.100% 1.1878% 7/15/33 (b)(c)(d)	5,722,000	5,724,987
Cent CLO LP Series 2021-21A Class A1R3, 3 month U.S. LIBOR + 0.970% 1.0989% 7/27/30 (b)(c)(d)	4,090,000	4,090,703
Chesapeake Funding II LLC:
Series 2018-3A Class A2, 1 month U.S. LIBOR + 0.480% 0.5755% 1/15/31 (b)(c)(d)	979,125	981,398
Series 2019-1A Class A1, 2.94% 4/15/31 (b)	1,436,350	1,456,665
Series 2020-1A Class A1, 0.87% 8/16/32 (b)	2,815,306	2,831,336
Series 2021-1A Class A2, 1 month U.S. LIBOR + 0.230% 0.3255% 4/15/33 (b)(c)(d)	3,433,524	3,437,626
CIFC Funding Ltd. / CIFC Funding LLC Series 2021-4A Class A, 3 month U.S. LIBOR + 1.050% 1.1438% 7/15/33 (b)(c)(d)	1,360,000	1,361,070
CIM Trust Series 2020-INV1 Class A2, 2.5% 4/25/50 (b)	294,434	300,836
CNH Equipment Trust:
Series 2018-A Class B, 3.47% 10/15/25	380,000	386,589
Series 2020-A Class A4, 1.51% 4/15/27	590,000	604,776
Daimler Trucks Retail Trust Series 2020-1 Class A4, 1.37% 6/15/27	1,820,000	1,833,006
Dell Equipment Finance Trust:
Series 2019-2 Class A3, 1.91% 10/22/24 (b)	1,661,962	1,672,835
Series 2020-2:
Class A2, 0.47% 10/24/22 (b)	1,168,814	1,170,107
Class A3, 0.57% 10/23/23 (b)	1,915,000	1,922,409
Series 2021-1 Class A3, 0.43% 5/22/26 (b)	1,601,000	1,604,336
DLL Securitization Trust Series 2019-MT3 Class A3, 2.08% 2/21/23 (b)	1,091,192	1,097,654
DLLAD LLC Series 2021-1A Class A2, 0.35% 9/20/24 (b)	2,882,000	2,882,607
Donlen Fleet Lease Funding Series 2021-2 Class A1, 1 month U.S. LIBOR + 0.330% 0.4251% 12/11/34 (b)(c)(d)	4,058,000	4,063,195
Drive Auto Receivables Trust:
Series 2021-1 Class D, 1.45% 1/16/29	630,000	633,623
Series 2021-2:
Class A2, 0.36% 5/15/24	4,100,000	4,099,954
Class D, 1.39% 3/15/29	785,000	785,170
Dryden CLO, Ltd. / Dryden CLO, LLC Series 2021-86A Class A1R, 3 month U.S. LIBOR + 1.100% 1.2339% 7/17/34 (b)(c)(d)	1,055,000	1,055,591
Eaton Vance CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 1.2261% 4/15/31 (b)(c)(d)	3,935,000	3,939,482
Elara HGV Timeshare Issuer LLC Series 2017-A Class A, 2.69% 3/25/30 (b)	531,497	546,593
Ellington Financial Mortgage Trust Series 2019-2 Class A1, 2.739% 11/25/59 (b)	331,526	335,866
Enterprise Fleet Financing LLC:
Series 2019-1 Class A2, 2.98% 10/20/24 (b)	884,734	890,398
Series 2019-3 Class A2, 2.06% 5/20/25 (b)	453,809	459,336
Series 2020-1 Class A2, 1.78% 12/22/25 (b)	4,915,877	4,976,092
Series 2020-2 Class A2, 0.61% 7/20/26 (b)	3,603,818	3,616,563
Series 2021-1 Class A2, 0.44% 12/21/26 (b)	1,410,000	1,411,876
Series 2021-2 Class A2, 0.48% 5/20/27 (b)	3,480,000	3,479,393
Exeter Automobile Receivables Trust:
Series 2021-2A Class A2, 0.27% 1/16/24	6,159,154	6,160,351
Series 2021-3A Class A2, 0.34% 1/16/24	2,161,000	2,160,976
Ford Credit Auto Lease Trust Series 2020-B Class A3, 0.62% 8/15/23	4,531,000	4,544,219
Ford Credit Auto Owner Trust:
Series 2020-2 Class C, 1.74% 4/15/33 (b)	570,000	574,016
Series 2020-B Class C, 2.04% 12/15/26	1,270,000	1,311,511
Ford Credit Floorplan Master Owner Trust Series 2020-1 Class A1, 0.7% 9/15/25	5,274,000	5,303,175
GM Financial Automobile Leasing Trust:
Series 2020-2 Class C, 2.56% 7/22/24	445,000	458,372
Series 2020-3 Class A2A, 0.35% 11/21/22	4,730,189	4,732,200
Series 2021-2 Class A2, 0.22% 7/20/23	4,138,000	4,138,825
Series 2021-3 Class A2, 0.24% 12/20/23	5,000,000	5,000,493
GM Financial Consumer Automobile Receivables Trust:
Series 2020-2 Class A3, 1.49% 12/16/24	335,000	338,379
Series 2020-3 Class A2, 0.35% 7/17/23	1,763,727	1,764,507
Series 2020-4:
Class A2, 0.26% 11/16/23	5,450,320	5,452,233
Class C, 1.05% 5/18/26	420,000	422,021
GMF Floorplan Owner Revolving Trust:
Series 2020-1 Class A, 0.68% 8/15/25 (b)	1,480,000	1,487,807
Series 2020-2 Class A, 0.69% 10/15/25 (b)	3,238,000	3,253,348
Golub Capital Partners CLO 39B LLC Series 2018-39A Class A1, 3 month U.S. LIBOR + 1.150% 1.2843% 10/20/28 (b)(c)(d)	569,945	569,983
Hardee's Funding LLC / Carl's Jr. Funding LLC Series 2018-1A Class A2II, 4.959% 6/20/48 (b)	213,950	228,689
Hilton Grand Vacations Trust:
Series 2017-AA:
Class A, 2.66% 12/26/28 (b)	160,786	164,432
Class B, 2.96% 12/26/28 (b)	204,742	208,750
Series 2020-AA Class A, 2.74% 2/25/39 (b)	596,237	622,465
HPEFS Equipment Trust:
Series 2020-1A Class A2, 1.73% 2/20/30 (b)	898,110	899,983
Series 2020-2A Class A2, 0.65% 7/22/30 (b)	2,562,142	2,564,508
Series 2021-2A Class A2, 0.3% 9/20/28 (b)	2,780,000	2,780,968
Hyundai Auto Lease Securitization Trust:
Series 2020-A Class A3, 1.95% 7/17/23 (b)	2,265,592	2,278,211
Series 2021-A Class A2, 0.25% 4/17/23 (b)	6,951,465	6,954,060
Series 2021-B Class A2, 0.19% 10/16/23 (b)	5,140,000	5,139,521
Hyundai Auto Receivables Trust:
Series 2019-A Class B, 2.94% 5/15/25	635,000	655,692
Series 2020-A Class A3, 1.41% 11/15/24	735,000	743,889
Series 2020-C Class A2, 0.26% 9/15/23	6,103,403	6,105,257
John Deere Owner Trust:
Series 2020-A Class A2, 1.01% 1/17/23	399,649	400,037
Series 2020-B Class A2, 0.41% 3/15/23	2,931,272	2,932,647
KKR CLO Ltd. / KKR CLO LLC Series 2021-29A Class A, 3 month U.S. LIBOR + 1.200% 1.3261% 1/15/32 (b)(c)(d)	1,250,000	1,249,533
KKR Finanical CLO Ltd. Series 13 Class A1R, 3 month U.S. LIBOR + 0.800% 0.9264% 1/16/28 (b)(c)(d)	1,004,408	1,004,539
KKR Industrial Portfolio Trust Series 2021-KDIP Class C, 1 month U.S. LIBOR + 1.000% 1.0955% 12/15/37 (b)(c)(d)	1,415,000	1,415,000
Kubota Credit Owner Trust Series 2020-1A Class A3, 1.96% 3/15/24 (b)	380,000	386,380
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (b)(c)	1,768,000	1,806,961
Madison Park Funding Ltd. Series 2015-18A Class A1R, 3 month U.S. LIBOR + 1.190% 1.3243% 10/21/30 (b)(c)(d)	1,165,000	1,165,904
Madison Park Funding XXIII, Ltd. Series 2021-23A:
Class AR, 3 month U.S. LIBOR + 0.970% 1.0989% 7/27/31 (b)(c)(d)	4,376,000	4,377,256
Class BR, 3 month U.S. LIBOR + 1.550% 1.6789% 7/27/31 (b)(c)(d)	800,000	800,227
Madison Park Funding XXXII, Ltd. / Madison Park Funding XXXII LLC Series 2021-32A Class A1R, 3 month U.S. LIBOR + 1.000% 1.1383% 1/22/31 (b)(c)(d)	3,229,000	3,229,039
Madison Park Funding XXXV Ltd. / Madison Park Funding XXXV LLC Series 2021-35A Class A1R, 3 month U.S. LIBOR + 0.990% 1.1243% 4/20/32 (b)(c)(d)	1,650,000	1,650,738
Magnetite XVI, Ltd. / Magnetite XVI, LLC Series 2015-16A Class AR, 3 month U.S. LIBOR + 0.800% 0.9339% 1/18/28 (b)(c)(d)	1,966,196	1,965,290
Mercedes-Benz Auto Lease Trust:
Series 2019-B Class A3, 2% 10/17/22	5,029,235	5,056,330
Series 2020-B Class A2, 0.31% 2/15/23	2,719,436	2,720,746
Series 2021-B Class A2, 0.22% 1/16/24	10,000,000	10,002,817
Mercedes-Benz Auto Receivables Trust Series 2020-1 Class A2, 0.46% 3/15/23	1,796,803	1,797,865
MFRA Trust Series 2021-INV1 Class A1, 0.852% 1/25/56 (b)(c)	518,223	518,117
MMAF Equipment Finance LLC Series 2019-B Class A2, 2.07% 10/12/22 (b)	505,755	507,174
MVW LLC Series 2020-1A Class B, 2.73% 10/20/37 (b)	533,631	549,686
MVW Owner Trust:
Series 2017-1A:
Class A, 2.42% 12/20/34 (b)	378,883	386,675
Class B, 2.75% 12/20/34 (b)	22,287	22,700
Class C, 2.99% 12/20/34 (b)	53,489	54,248
Series 2021-1WA Class C, 1.94% 1/22/41 (b)	314,863	317,043
Navient Private Education Loan Trust:
Series 2019-D Class A2A, 3.01% 12/15/59 (b)	461,490	483,005
Series 2020-A Class A2A, 2.46% 11/15/68 (b)	840,000	865,984
Series 2020-CA Class A2A, 2.15% 11/15/68 (b)	2,610,000	2,687,114
Series 2020-IA Class A1A, 1.33% 4/15/69 (b)	640,071	639,869
Navient Private Education Refi Loan Trust:
Series 2019-A Class A2A, 3.42% 1/15/43 (b)	1,691,146	1,732,264
Series 2019-GA Class A, 2.4% 10/15/68 (b)	456,059	465,591
Series 2020-DA Class A, 1.69% 5/15/69 (b)	687,833	695,280
Navient Student Loan Trust:
Series 2017-3A Class A2, 1 month U.S. LIBOR + 0.600% 0.6844% 7/26/66 (b)(c)(d)	3,585,471	3,594,611
Series 2017-A Class A2A, 2.88% 12/16/58 (b)	912,771	925,147
Series 2019-2A Class A1, 1 month U.S. LIBOR + 0.270% 0.3544% 2/27/68 (b)(c)(d)	35,076	35,076
Series 2019-EA Class A2A, 2.64% 5/15/68 (b)	1,248,256	1,275,227
Nelnet Student Loan Trust:
Series 2005-4 Class A4, 3 month U.S. LIBOR + 0.180% 0.3149% 3/22/32 (c)(d)	632,007	612,901
Series 2020-1A Class A, 1 month U.S. LIBOR + 0.740% 0.8244% 3/26/68 (b)(c)(d)	352,051	351,263
Series 2021-CA Class AFX, 1.32% 4/20/62 (b)	1,840,000	1,841,603
Neuberger Berman Loan Advisers CLO 32 Ltd. Series 2021-32A Class AR, 3 month U.S. LIBOR + 0.990% 1.1239% 1/20/32 (b)(c)(d)	1,570,000	1,570,766
Neuberger Berman Loan Advisers CLO 40, Ltd. / Neuberger Berman Loan Advisers CLO 40 LLC Series 2021-40A Class A, 3 month U.S. LIBOR + 1.060% 1.1864% 4/16/33 (b)(c)(d)	455,000	455,925
Niagara Park CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.000% 1.1339% 7/17/32 (b)(c)(d)	4,100,000	4,101,443
Nissan Auto Receivables Trust Series 2020-A Class A3, 1.38% 12/16/24	425,000	429,446
Nissan Master Owner Trust Receivables Series 2019-A Class A, 1 month U.S. LIBOR + 0.560% 0.6555% 2/15/24 (c)(d)	1,350,000	1,353,157
OCP CLO Ltd. Series 2014-7A Class A1RR, 3 month U.S. LIBOR + 1.120% 1.2543% 7/20/29 (b)(c)(d)	2,530,000	2,531,222
OCP CLO Ltd. / OCP CLO LLC Series 2021-13A Class A2R, 0% 7/15/30 (b)	1,320,000	1,320,000
OZLM Ltd. Series 2014-8A Class RR, 3 month U.S. LIBOR + 1.170% 1.3039% 10/17/29 (b)(c)(d)	610,198	610,318
Palmer Square CLO Ltd. / Palmer Square CLO LLC Series 2020-2A Class A1A, 3 month U.S. LIBOR + 1.700% 1.8261% 7/15/31 (b)(c)(d)	860,000	860,780
Palmer Square Loan Funding, Ltd. Series 2021-2A Class A1, 3 month U.S. LIBOR + 0.800% 0.9309% 5/20/29 (b)(c)(d)	3,992,589	3,994,174
Reese Park CLO Ltd. / Reese Park CLO LLC Series 2020-1A Class A1, 3 month U.S. LIBOR + 1.320% 1.4461% 10/15/32 (b)(c)(d)	830,000	830,246
Santander Consumer Auto Receivables Trust:
Series 2021-AA Class A2, 0.23% 11/15/23 (b)	6,147,459	6,148,350
1.57% 1/15/27 (b)	801,000	808,339
Santander Drive Auto Receivables Trust:
Series 2020-4 Class C, 1.01% 1/15/26	675,000	680,256
Series 2021-2 Class A2, 0.28% 4/15/24	7,968,604	7,971,761
Series 2021-3 Class A2, 0.29% 5/15/24	5,882,000	5,886,082
Santander Retail Auto Lease Trust:
Series 2019-B Class C, 2.77% 8/21/23 (b)	690,000	701,533
Series 2019-C:
Class B, 2.17% 11/20/23 (b)	495,000	503,443
Class C, 2.39% 11/20/23 (b)	830,000	844,886
Class D, 2.88% 6/20/24 (b)	870,000	891,705
Series 2020-A:
Class A2, 1.69% 1/20/23 (b)	3,842,468	3,857,982
Class D, 2.52% 11/20/24 (b)	720,000	739,472
Series 2020-B Class A2, 0.42% 11/20/23 (b)	6,803,627	6,815,330
Series 2021-A:
Class A2, 0.32% 2/20/24 (b)	5,106,231	5,110,459
Class C, 1.14% 3/20/26 (b)	1,815,000	1,815,710
Series 2021-B Class A2, 0.31% 1/22/24 (b)	3,593,000	3,593,689
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)	990,000	1,034,551
1.631% 5/15/51 (b)	495,000	499,402
1.884% 7/15/50 (b)	365,000	372,865
SG Residential Mortgage Trust Series 2019-3 Class A2, 2.877% 9/25/59 (b)	824,192	825,866
Sierra Receivables Funding Co. LLC:
Series 2019-1A Class A, 3.2% 1/20/36 (b)	178,324	184,373
Series 2019-2A Class A, 2.59% 5/20/36 (b)	1,096,627	1,125,501
Sierra Timeshare Receivables Funding Co. LLC Series 2017-1A Class A, 2.91% 3/20/34 (b)	254,497	256,530
Sierra Timeshare Receivables Funding LLC:
Series 2019-3A Class A, 2.34% 8/20/36 (b)	268,433	274,172
Series 2020-2A Class C, 3.51% 7/20/37 (b)	364,875	375,567
Series 2021-1A Class B, 1.34% 11/20/37 (b)	389,858	391,031
SLM Student Loan Trust:
Series 2003-10A Class A3, 3 month U.S. LIBOR + 0.470% 0.5889% 12/15/27 (b)(c)(d)	1,184,339	1,184,473
Series 2003-11 Class A6, 3 month U.S. LIBOR + 0.550% 0.6689% 12/15/25 (b)(c)(d)	870,050	869,969
Series 2007-7 Class A4, 3 month U.S. LIBOR + 0.330% 0.4553% 1/25/22 (c)(d)	522,462	513,000
Series 2008-1 Class A4, 3 month U.S. LIBOR + 0.650% 0.7753% 1/25/22 (c)(d)	1,243,124	1,218,389
Series 2010-1 Class A, 1 month U.S. LIBOR + 0.400% 0.4844% 3/25/25 (c)(d)	739,272	727,290
SMB Private Education Loan Trust:
Series 2014-A Class A3, 1 month U.S. LIBOR + 1.500% 1.5955% 4/15/32 (b)(c)(d)	1,382,422	1,394,462
Series 2015-A Class A2B, 1 month U.S. LIBOR + 1.000% 1.0955% 6/15/27 (b)(c)(d)	58,049	58,135
Series 2016-C Class A2B, 1 month U.S. LIBOR + 1.100% 1.1931% 9/15/34 (b)(c)(d)	714,090	718,009
Series 2018-B Class A2B, 1 month U.S. LIBOR + 0.720% 0.8131% 1/15/37 (b)(c)(d)	1,330,880	1,335,994
Series 2020-BA Class A1A, 1.29% 7/15/53 (b)	432,080	433,687
Series 2020-PTB Class A2A, 1.6% 9/15/54 (b)	2,733,153	2,766,351
Series 2021-B Class A, 1.31% 7/17/51 (b)	1,643,294	1,647,889
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (b)	468,147	470,232
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 1.1861% 7/15/32 (b)(c)(d)	3,117,000	3,118,085
Symphony CLO XXVI Ltd. / Symphony CLO XXVI LLC Series 2021-26A Class AR, 3 month U.S. LIBOR + 1.080% 1.2143% 4/20/33 (b)(c)(d)	465,000	464,628
TCI-Flatiron CLO Ltd. / LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 0.960% 1.0843% 11/18/30 (b)(c)(d)	4,292,000	4,292,270
Tesla Series 2020-A:
Class A2, 0.55% 5/22/23 (b)	1,270,335	1,271,838
Class A3, 0.68% 12/20/23 (b)	2,527,000	2,539,012
Tesla Auto Lease Trust:
Series 2019-A Class A2, 2.13% 4/20/22 (b)	1,671,932	1,677,247
Series 2021-A Class A2, 0.36% 3/20/25 (b)	5,000,000	5,004,343
Towd Point Mortgage Trust:
Series 2017-1 Class A1, 2.75% 10/25/56 (b)(c)	273,171	277,057
Series 2017-4 Class A1, 2.75% 6/25/57 (b)	178,603	182,664
Series 2019-1 Class A1, 3.7158% 3/25/58 (b)(c)	737,348	778,561
Toyota Auto Receivables Owner Trust Series 2020-C Class A3, 0.44% 10/15/24	9,912,000	9,935,713
Verizon Owner Trust:
Series 2018-A:
Class A1A, 3.23% 4/20/23	929,097	934,300
Class A1B, 1 month U.S. LIBOR + 0.240% 0.3284% 4/20/23 (c)(d)	724,160	724,389
Series 2020-A Class A1A, 1.85% 7/22/24	4,951,000	5,025,174
Volkswagen Auto Lease Trust:
Series 2019-A Class A3, 1.99% 11/21/22	2,180,434	2,190,613
Series 2020-A Class A2, 0.27% 4/20/23	8,834,463	8,838,911
Volkswagen Auto Loan Enhanced Trust Series 2020-1 Class A4, 1.26% 8/20/26	545,000	555,332
Volvo Financial Equipment LLC Series 2019-2A Class A3, 2.04% 11/15/23 (b)	2,435,000	2,458,428
Voya CLO Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 0.950% 1.0839% 4/17/30 (b)(c)(d)	4,486,000	4,486,529
Wheels SPV LLC Series 2021-1A Class A, 1 month U.S. LIBOR + 0.280% 0.3684% 8/20/29 (b)(c)(d)	3,553,314	3,556,989
World Omni Auto Receivables Trust:
Series 2019-C Class C, 2.4% 6/15/26	895,000	919,540
Series 2020-A:
Class A2A, 1.02% 6/15/23	648,490	649,087
Class C, 1.64% 8/17/26	480,000	487,912
Series 2020-C Class A2, 0.35% 12/15/23	2,750,134	2,751,750
World Omni Automobile Lease Securitization Trust:
Series 2019-B Class A3, 2.03% 11/15/22	2,032,697	2,043,615
Series 2020-A Class A2, 1.71% 11/15/22	3,151,367	3,162,377
Series 2020-B Class A2, 0.32% 9/15/23	2,873,910	2,875,888
World Omni Select Auto Trust Series 2020-A:
Class B, 0.84% 6/15/26	510,000	511,377
Class C, 1.25% 10/15/26	585,000	591,232
TOTAL ASSET-BACKED SECURITIES (Cost $420,219,368)		421,640,994

Collateralized Mortgage Obligations - 1.1%
	Principal Amount (a)	Value ($)
Private Sponsor - 0.9%
Angel Oak Mortgage Trust:
sequential payer:
Series 2019-4 Class A3, 3.301% 7/26/49 (b)	380,030	380,414
Series 2020-6 Class A1, 1.261% 5/25/65 (b)	446,310	449,009
Series 2021-1:
Class A1, 0.909% 1/25/66 (b)	1,208,743	1,210,865
Class A2, 1.115% 1/25/66 (b)	353,493	353,894
Series 2021-2 Class A1, 0.985% 4/25/66 (b)	931,330	934,157
Series 2019-2 Class M1, 4.065% 3/25/49 (b)	545,000	550,891
Series 2021-3 Class A1, 1.068% 5/25/66 (b)	657,783	658,716
Angel Oak Mortgage Trust LLC:
sequential payer Series 2020-3 Class A1, 1.691% 4/25/65 (b)	717,331	724,427
Series 2020-3 Class A3, 2.872% 4/25/65 (b)(c)	1,163,313	1,182,835
Series 2021-4 Class M1, 2.29% 1/20/65 (b)	230,000	231,886
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)	948,898	949,529
CIM Trust Series 2021-INV1 Class A8, 2.5% 7/1/51 (b)	500,000	512,441
Citigroup Mortgage Loan Trust Series 2020-EXP2 Class A3, 2.5% 8/25/50 (b)	350,875	356,720
Colt Funding LLC Series 2021-1 Class A2, 1.167% 6/25/66 (b)	702,162	704,536
COLT Mortgage Loan Trust sequential payer Series 2020-3 Class A1, 1.506% 4/27/65 (b)	235,285	236,150
Deephaven Residential Mortgage Trust:
sequential payer Series 2020-2 Class A1, 1.692% 5/25/65 (b)	400,088	401,913
Series 2021-1 Class A2, 0.973% 5/25/65 (b)	253,616	253,239
Series 2021-2:
Class A1, 0.899% 4/25/66 (b)	332,178	332,589
Class A3, 1.26% 4/25/66 (b)	370,141	370,318
Ellington Financial Mortgage Trust:
Series 2019-2 Class A3, 3.046% 11/25/59 (b)	212,951	215,343
Series 2020-1 Class A1, 2.006% 5/25/65 (b)	616,934	621,692
Series 2020-2 Class A1, 1.178% 10/25/65 (b)	659,455	660,768
Series 2021-1:
Class A1, 0.797% 2/25/66 (b)	251,564	251,877
Class A3, 1.106% 2/25/66 (b)	209,636	209,749
Series 2021-2:
Class A1, 0.931% 6/25/66 (b)(c)	431,611	431,578
Class A3, 1.291% 6/25/66 (b)	417,382	418,098
Flagstar Mortgage Trust floater sequential payer Series 2020-1INV Class A11, 1 month U.S. LIBOR + 0.850% 0.9344% 3/25/50 (b)(c)(d)	394,085	394,085
FWD Securitization Trust sequential payer Series 2020-INV1 Class A1, 2.24% 1/25/50 (b)	1,049,642	1,067,602
Galton Funding Mortgage Trust:
sequential payer:
Series 2019-H1 Class M1, 3.339% 10/25/59 (b)	600,000	618,371
Series 2020-H1 Class M1, 2.832% 1/25/60 (b)	625,000	631,031
Series 2019-1:
Class A21, 4.5% 2/25/59 (b)	220,187	224,864
Class A32, 4% 2/25/59 (b)	111,303	113,168
Series 2020-H1 Class A1, 2.31% 1/25/60 (b)	680,153	691,168
GMRF Mortgage Acquisition Co., LLC:
Series 2018-1 Class A33, 3.5% 11/25/57 (b)	166,092	168,573
Series 2019-2 Class A42, 3.5% 6/25/59 (b)	47,147	47,199
Gosforth Funding PLC floater Series 2018-1A Class A1, 3 month U.S. LIBOR + 0.450% 0.5793% 8/25/60 (b)(c)(d)	541,075	541,657
GS Mortgage Securities Trust sequential payer Series 2021-NQM1 Class A1, 1.017% 7/25/61 (b)	504,546	505,863
GS Mortgage-Backed Securites Trust:
Series 2014-EB1A Class 2A1, 1.6597% 7/25/44 (b)(c)	13,881	13,840
Series 2021-GR2 Class A6, 2.5% 2/25/52 (b)(c)	1,085,000	1,111,885
GS Mortgage-Backed Securities Trust Series 2021-PJ5 Class A8, 2.5% 10/25/51 (b)(c)	1,488,228	1,524,329
Homeward Opportunities Fund I Trust sequential payer Series 2019-3 Class A1, 2.675% 11/25/59 (b)	247,026	248,531
Homeward Opportunities Fund Trust sequential payer Series 2020-2 Class A1, 1.657% 5/25/65 (b)(c)	419,920	422,202
Hundred Acre Wood Trust Series 2021-INV1 Class A9, 2.5% 7/25/51 (b)(c)	986,983	1,016,477
Imperial Fund Mortgage Trust Series 2021-NQM2 Class A3, 1.516% 9/25/56 (b)	625,000	625,517
J.P. Morgan Mortgage Trust:
sequential payer Series 2020-LTV1 Class A4, 3.5% 6/25/50 (b)	102,971	103,132
Series 2020-INV1 Class A15, 3.5% 8/25/50 (b)	325,571	331,594
Metlife Securitization Trust Series 2017-1A Class A, 3% 4/25/55 (b)	245,632	252,517
MFRA Trust Series 2021-NQM2 Class A2, 1.317% 11/25/64 (b)	415,000	416,225
Mill City Mortgage Loan Trust:
Series 2016-1 Class A1, 2.5% 4/25/57 (b)	23,604	23,665
Series 2017-2 Class A1, 2.75% 7/25/59 (b)	230,083	233,592
New Residential Mortgage Loan Trust:
sequential payer:
Series 2019-NQM5 Class A1, 2.7099% 11/25/59 (b)	653,986	663,912
Series 2020-NQM1 Class A1, 2.4641% 1/26/60 (b)	366,826	370,540
Series 2021-NQ1R Class A1, 0.9426% 7/25/55 (b)	895,506	899,254
Series 2021-INV1 Class A6, 2.5% 6/25/51 (b)	660,000	677,041
NMLT Trust sequential payer Series 2021-INV2:
Class A1, 1.162% 8/25/56 (b)	1,928,024	1,933,712
Class A3, 1.52% 8/25/56 (b)	496,913	497,860
OBX Trust:
floater Series 2020-EXP1 Class 2A2, 1 month U.S. LIBOR + 0.950% 1.0344% 2/25/60 (b)(c)(d)	469,142	469,631
sequential payer Series 2021-NQM3 Class A1, 1.054% 7/25/61 (b)	500,000	500,855
Series 2020-EXP1 Class 1A8, 3.5% 2/25/60 (b)(c)	582,450	595,486
Series 2020-EXP2:
Class A8, 3% 5/25/60 (b)	824,955	836,291
Class A9, 3% 5/25/60 (b)	202,944	205,370
Series 2020-INV1 Class A5, 3.5% 12/25/49 (b)	184,616	188,066
Oceanview Mortgage Trust sequential payer Series 2021-2 Class A5, 2.5% 6/25/51 (b)	997,131	1,025,993
Onslow Bay Financial LLC:
floater Series 2019-EXP2 Class 2A2, 1 month U.S. LIBOR + 1.200% 1.2844% 6/25/59 (b)(c)(d)	493,515	494,206
floater sequential payer Series 2019-EXP2 Class 2A1A, 1 month U.S. LIBOR + 0.900% 0.9844% 6/25/59 (b)(c)(d)	142,928	143,033
sequential payer:
Series 2021-J1 Class A4, 2.5% 5/25/51 (b)	1,140,605	1,173,737
Series 2021-NQM1:
Class A1, 1.072% 2/25/66 (b)	1,121,537	1,125,811
Class A2, 1.175% 2/25/66 (b)	597,016	598,242
Permanent Master Issuer PLC floater Series-1A Class 1A1, 3 month U.S. LIBOR + 0.550% 0.6761% 7/15/58 (b)(c)(d)	672,000	672,262
PSMC Trust sequential payer:
Series 2021-1 Class A11, 2.5% 3/25/51 (b)(c)	1,699,449	1,738,843
Series 2021-2 Class A3, 2.5% 5/25/51 (b)	1,273,788	1,307,020
Sequoia Mortgage Trust:
sequential payer Series 2018-CH2 Class A3, 4% 6/25/48 (b)	288,023	293,183
Series 2018-CH2 Class A21, 4% 6/25/48 (b)	128,526	130,690
Series 2018-CH3 Class A19, 4.5% 8/25/48 (b)	65,785	66,994
Series 2018-CH4 Class A2, 4% 10/25/48 (b)	96,398	97,742
SG Residential Mortgage Trust Series 2020-2 Class A1, 1.381% 5/25/65 (b)	377,017	378,653
Silverstone Master Issuer PLC floater Series 2019-1A Class 1A, 3 month U.S. LIBOR + 0.570% 0.7043% 1/21/70 (b)(c)(d)	2,758,250	2,759,657
Starwood Mortgage Residential Trust:
sequential payer Series 2019-INV1:
Class A1, 2.61% 9/27/49 (b)	65,223	66,091
Class A3, 2.916% 9/27/49 (b)	388,376	392,759
Series 2020-1 Class A2, 2.408% 2/25/50 (b)	467,069	470,722
Series 2021-2 Class A1, 0.943% 5/25/65 (b)	625,553	625,450
Toorak Mortgage Corp. Series 2021-INV1 Class A2, 1.409% 7/25/56 (b)	318,672	318,925
Towd Point Mortgage Trust:
Series 2016-1:
Class A1B, 2.75% 2/25/55 (b)	8,995	8,993
Class A3B, 3% 2/25/55 (b)	71,374	71,858
Series 2016-2 Class A1A, 2.75% 8/25/55 (b)	62,419	62,746
Series 2016-3 Class A1, 2.25% 4/25/56 (b)	9,982	10,017
Series 2017-2 Class A1, 2.75% 4/25/57 (b)(c)	176,625	178,844
Series 2017-3 Class A1, 2.75% 7/25/57 (b)(c)	430,966	437,796
Verus Securitization Trust:
sequential payer:
Series 2019-INV3 Class A3, 3.1% 11/25/59 (b)	706,301	716,106
Series 2020-1 Class A3, 2.724% 1/25/60 (b)	669,609	675,807
Series 2020-2 Class A1, 2.226% 5/25/60 (b)	1,034,397	1,043,907
Series 2020-INV1 Class A1, 1.977% 3/25/60 (b)	142,400	143,807
Series 2019-3 Class A3, 3.04% 7/25/59 (b)	1,132,737	1,142,917
Series 2019-4 Class A3, 3% 11/25/59 (b)	352,039	356,300
Series 2019-INV2 Class A2, 3.117% 7/25/59 (b)	854,285	865,087
Series 2020-5 Class A3, 1.733% 5/25/65 (b)	301,075	301,609
Series 2021-1:
Class A2, 1.052% 1/25/66 (b)	424,346	425,554
Class A3, 1.155% 1/25/66 (b)	250,750	251,009
Series 2021-2 Class A1, 1.031% 2/25/66 (b)	573,379	576,088
Series 2021-R1 Class A2, 1.057% 10/25/63 (b)	263,819	263,518
Series 2021-R2 Class A1, 0.918% 2/25/64 (b)	671,504	671,644
Vista Point Securitization Trust sequential payer Series 2020-2 Class A3, 2.496% 4/25/65 (b)	283,363	287,653
Wells Fargo Mortgage Backed Securities Trust Series 2021-RR1 Class A3, 2.5% 12/25/50 (b)(c)	1,498,060	1,539,081
ZH Trust sequential payer Series 2021-1 Class A, 2.2525% 2/18/27 (b)	595,000	595,708
TOTAL PRIVATE SPONSOR		57,274,801
U.S. Government Agency - 0.2%
Fannie Mae:
Series 2017-90 Class KA, 3% 11/25/47	650,644	694,814
Series 2018-44 Class PC, 4% 6/25/44	135,766	136,369
Fannie Mae Connecticut Avenue Securities floater:
Series 2017-C02 Class 2ED3, 1 month U.S. LIBOR + 1.350% 1.4344% 9/25/29 (c)(d)	895,966	899,237
Series 2017-C04 Class 2ED2, 1 month U.S. LIBOR + 1.100% 1.1844% 11/25/29 (c)(d)	1,316,433	1,286,932
Series 2017-C05 Class 1ED3, 1 month U.S. LIBOR + 1.200% 1.2844% 1/25/30 (c)(d)	548,914	540,434
Series 2018-C01 Class 1ED2, 1 month U.S. LIBOR + 0.850% 0.9344% 7/25/30 (c)(d)	876,980	863,778
FHLMC Structured Agency Credit Risk Debt Notes floater:
Series 2014-DN3 Class M3, 1 month U.S. LIBOR + 4.000% 4.0844% 8/25/24 (c)(d)	219,415	223,676
Series 2015-DNA3 Class M3, 1 month U.S. LIBOR + 4.700% 4.7844% 4/25/28 (c)(d)	1,061,268	1,095,613
Series 2016-DNA2 Class M3, 1 month U.S. LIBOR + 4.650% 4.7344% 10/25/28 (c)(d)	728,559	755,669
Series 2017-DNA2 Class M1, 1 month U.S. LIBOR + 1.200% 1.2844% 10/25/29 (c)(d)	185,614	185,614
Series 2017-DNA3 Class M1, 1 month U.S. LIBOR + 0.750% 0.8344% 3/25/30 (c)(d)	77,100	77,106
Freddie Mac planned amortization class Series 3713 Class PA, 2% 2/15/40	323,779	329,027
Freddie Mac STACR REMIC Trust floater:
Series 2020-DNA5 Class M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.300% 1.35% 10/25/50 (b)(c)(d)	7,077	7,077
Series 2020-DNA6 Class M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.900% 0.95% 12/25/50 (b)(c)(d)	173,737	173,816
Series 2020-HQA5 Class M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.100% 1.15% 11/25/50 (b)(c)(d)	149,890	149,988
Series 2021-DNA2 Class M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.800% 0.85% 8/25/33 (b)(c)(d)	850,000	850,741
Series 2021-DNA3 Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 2.100% 2.15% 10/25/33 (b)(c)(d)	690,000	704,214
Series 2021-DNA5 Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.650% 1.7% 1/25/34 (b)(c)(d)	440,000	443,053
Series 2021-HQA1 Class M1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.700% 0.75% 8/25/33 (b)(c)(d)	1,155,003	1,154,453
Freddie Mac STACR Trust floater:
Series 18-HQA2 Class M1, 1 month U.S. LIBOR + 0.750% 0.8344% 10/25/48 (b)(c)(d)	64,207	64,207
Series 2018-DNA2:
Class M1, 1 month U.S. LIBOR + 0.800% 0.8844% 12/25/30 (b)(c)(d)	232,179	232,224
Class M2A/S, 1 month U.S. LIBOR + 0.950% 1.0344% 12/25/30 (b)(c)(d)	450,000	449,254
Series 2018-DNA3:
Class M1, 1 month U.S. LIBOR + 0.750% 0.8344% 9/25/48 (b)(c)(d)	1,831	1,830
Class M2A/S, 1 month U.S. LIBOR + 0.900% 0.9844% 9/25/48 (b)(c)(d)	600,000	598,719
Series 2018-HRP2 Class M2, 1 month U.S. LIBOR + 1.250% 1.3344% 2/25/47 (b)(c)(d)	466,141	467,066
Series 2019-HRP1 Class M2, 1 month U.S. LIBOR + 1.400% 1.4844% 2/25/49 (b)(c)(d)	628,406	632,109
Freddie Mac Whole Loan Securities Trust:
Series 2016-SC02 Class M1, 3.6379% 10/25/46 (c)	312,438	310,913
Series 2017-SC02 Class M1, 3.8441% 5/25/47 (b)(c)	69,294	69,141
TOTAL U.S. GOVERNMENT AGENCY		13,397,074
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $70,492,138)		70,671,875

Commercial Mortgage Securities - 1.5%
	Principal Amount (a)	Value ($)
ALEN Mortgage Trust floater Series 2021-ACEN Class A, 1 month U.S. LIBOR + 1.150% 1.246% 4/15/34 (b)(c)(d)	595,000	596,126
Americold Realty Trust floater Series 2020-ICE5 Class B, 1 month U.S. LIBOR + 1.300% 1.3955% 11/15/37 (b)(c)(d)	1,705,489	1,709,225
Atrium Hotel Portfolio Trust floater Series 2017-ATRM Class A 1 month U.S. LIBOR + 0.930% 1.026% 12/15/36 (b)(c)(d)	1,395,000	1,395,037
Austin Fairmont Hotel Trust floater Series 2019-FAIR Class A, 1 month U.S. LIBOR + 1.050% 1.146% 9/15/32 (b)(c)(d)	615,000	615,000
BAMLL Commercial Mortgage Securities Trust floater Series 2021-JACX Class C, 1 month U.S. LIBOR + 2.000% 2.1% 9/15/38 (b)(c)(d)	805,000	805,019
Banc of America Merrill Lynch Large Loan, Inc. floater Series 2018-DSNY Class A, 1 month U.S. LIBOR + 0.850% 0.946% 9/15/34 (b)(c)(d)	970,000	970,012
BANK Series 2019-BN19 Class A1, 2.263% 8/15/61	367,309	375,561
BCP Trust floater Series 2021-330N Class A, 1 month U.S. LIBOR + 0.790% 0.895% 6/15/38 (b)(c)(d)	500,000	496,419
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 0.85% 9/15/26 (b)(c)(d)	2,040,000	2,040,000
BSREP Commercial Mortgage Trust floater Series 2021-DC Class D, 1 month U.S. LIBOR + 1.900% 2% 8/15/38 (b)(c)(d)	340,000	340,204
BX Commercial Mortgage Trust:
floater:
Series 2020-BXLP:
Class C, 1 month U.S. LIBOR + 1.120% 1.216% 12/15/36 (b)(c)(d)	749,841	749,616
Class D, 1 month U.S. LIBOR + 1.250% 1.346% 12/15/36 (b)(c)(d)	716,829	716,614
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 0.7483% 5/15/38 (b)(c)(d)	1,600,000	1,601,005
floater sequential payer Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.896% 12/15/36 (b)(c)(d)	2,200,476	2,203,361
BX Trust:
floater:
Series 2019-XL Class B, 1 month U.S. LIBOR + 1.080% 1.176% 10/15/36 (b)(c)(d)	402,151	402,655
Series 2021-SOAR Class D, 1 month U.S. LIBOR + 1.400% 1.496% 6/15/38 (b)(c)(d)	665,000	666,065
floater sequential payer Series 2021-SOAR Class A, 0.766% 6/15/38 (b)(c)	1,777,000	1,779,847
floater, sequential payer:
Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.096% 4/15/34 (b)(c)(d)	2,135,000	2,135,000
Series 2019-XL Class A, 1 month U.S. LIBOR + 0.920% 1.016% 10/15/36 (b)(c)(d)	5,420,108	5,428,805
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.0455% 11/15/36 (b)(c)(d)	1,033,000	1,033,000
Class D, 1 month U.S. LIBOR + 1.650% 1.7455% 11/15/36 (b)(c)(d)	1,545,000	1,543,155
CHC Commercial Mortgage Trust floater Series 2019-CHC Class A, 1 month U.S. LIBOR + 1.120% 1.216% 6/15/34 (b)(c)(d)	3,715,877	3,715,876
CIM Retail Portfolio Trust floater Series 2021-RETL Class A, 1 month U.S. LIBOR + 1.400% 1.496% 8/15/36 (b)(c)(d)	1,166,000	1,167,412
Citigroup Commercial Mortgage Trust:
sequential payer Series 2012-GC8 Class A/S, 3.683% 9/10/45 (b)	2,157,000	2,203,562
Series 2013-375P Class C, 3.6348% 5/10/35 (b)(c)	560,000	573,332
COMM Mortgage Trust:
sequential payer Series 2013-300P Class A1, 4.353% 8/10/30 (b)	620,000	654,565
Series 2014-CR15 Class B, 4.8134% 2/10/47 (c)	920,000	994,737
Series 2014-CR19 Class AM, 4.08% 8/10/47	860,000	930,785
Series 2014-UBS2 Class B, 4.701% 3/10/47	915,000	982,430
Series 2015-CR22 Class B, 3.926% 3/10/48 (c)	405,000	436,217
Series 2020-CMB Class D, 3.7538% 2/10/37 (b)(c)	560,000	572,303
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4:
Class A, 1 month U.S. LIBOR + 0.980% 1.076% 5/15/36 (b)(c)(d)	5,485,000	5,501,097
Class C, 1 month U.S. LIBOR + 1.430% 1.526% 5/15/36 (b)(c)(d)	1,015,000	1,018,693
Class D, 1 month U.S. LIBOR + 1.600% 1.696% 5/15/36 (b)(c)(d)	780,000	781,475
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	455,000	472,125
Series 2020-NET Class D, 3.8277% 8/15/37 (b)(c)	985,000	1,036,191
CSAIL Commercial Mortgage Trust:
sequential payer Series 2015-C3 Class A4, 3.7182% 8/15/48	670,000	731,250
Series 2019-C16 Class A1, 2.3595% 6/15/52	430,669	439,881
CSMC Trust Series 2017-CHOP Class A, 1 month U.S. LIBOR + 1.000% 1.096% 7/15/32 (b)(c)(d)	4,189,000	4,179,119
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 1.176% 7/15/38 (b)(c)(d)	863,000	865,665
Class C, 1 month U.S. LIBOR + 1.700% 1.796% 7/15/38 (b)(c)(d)	815,000	819,084
GCT Commercial Mortgage Trust floater Series 2021-GCT Class A, 1 month U.S. LIBOR + 0.800% 0.896% 2/15/38 (b)(c)(d)	555,000	555,593
Great Wolf Trust floater Series 2019-WOLF:
Class A, 1 month U.S. LIBOR + 1.030% 1.13% 12/15/36 (b)(c)(d)	1,906,000	1,907,188
Class C, 1 month U.S. LIBOR + 1.630% 1.729% 12/15/36 (b)(c)(d)	600,000	598,871
GS Mortgage Securities Corp. Trust floater Series 2021-ROSS Class B, 1 month U.S. LIBOR + 1.600% 1.696% 5/15/26 (b)(c)(d)	685,000	685,304
Intown Hotel Portfolio Trust Series 2018-STAY:
Class A, 1 month U.S. LIBOR + 0.950% 1.046% 1/15/33 (b)(c)(d)	245,000	245,607
Class C, 1 month U.S. LIBOR + 1.500% 1.596% 1/15/33 (b)(c)(d)	205,000	205,448
J.P. Morgan Chase Commercial Mortgage Securities Trust floater Series 2020-609M:
Class B, 1 month U.S. LIBOR + 1.770% 1.866% 10/15/33 (b)(c)(d)	995,000	997,501
Class C, 1 month U.S. LIBOR + 2.170% 2.266% 10/15/33 (b)(c)(d)	805,000	807,261
JPMorgan Chase Commercial Mortgage Securities Trust floater:
Series 2018-GW Class A, 1 month U.S. LIBOR + 0.800% 0.896% 5/15/35 (b)(c)(d)	2,440,000	2,439,306
Series 2019-BKWD:
Class A, 1 month U.S. LIBOR + 1.000% 1.096% 9/15/29 (b)(c)(d)	1,911,000	1,913,373
Class B, 1 month U.S. LIBOR + 1.350% 1.446% 9/15/29 (b)(c)(d)	1,830,000	1,828,985
Class C, 1 month U.S. LIBOR + 1.600% 1.696% 9/15/29 (b)(c)(d)	575,000	574,336
KKR Industrial Portfolio Trust floater Series 2021-KDIP Class D, 1 month U.S. LIBOR + 1.250% 1.3455% 12/15/37 (b)(c)(d)	265,000	264,502
KNDR Trust floater Series 2021-KIND Class C, 1 month U.S. LIBOR + 1.750% 1.85% 8/15/26 (b)(c)(d)	980,000	980,293
LIFE Mortgage Trust floater Series 2021-BMR Class A, 1 month U.S. LIBOR + 0.700% 0.796% 3/15/38 (b)(c)(d)	1,660,000	1,661,562
Merit floater:
Series 2020-HILL:
Class A, 1 month U.S. LIBOR + 1.150% 1.246% 8/15/37 (b)(c)(d)	543,187	544,541
Class B, 1 month U.S. LIBOR + 1.400% 1.496% 8/15/37 (b)(c)(d)	778,003	780,406
Class C, 1 month U.S. LIBOR + 1.700% 1.796% 8/15/37 (b)(c)(d)	386,644	388,107
Class D, 1 month U.S. LIBOR + 2.350% 2.446% 8/15/37 (b)(c)(d)	518,669	520,942
Series 2021-STOR Class A, 1 month U.S. LIBOR + 0.700% 0.796% 7/15/38 (b)(c)(d)	907,000	907,270
MHC Commercial Mortgage Trust floater Series 2021-MHC Class B, 1 month U.S. LIBOR + 1.100% 1.1965% 4/15/38 (b)(c)(d)	710,000	710,848
MHC Trust floater Series 2021-MHC2 Class B, 1 month U.S. LIBOR + 1.100% 1.196% 5/15/23 (b)(c)(d)	660,000	661,257
Morgan Stanley BAML Trust Series 2014-C18 Class A/S, 4.11% 10/15/47	370,000	398,097
Morgan Stanley Capital I Trust:
floater:
Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 0.946% 8/15/33 (b)(c)(d)	5,578,279	5,578,278
Series 2019-NUGS Class D, 1 month U.S. LIBOR + 1.800% 3.3% 12/15/36 (b)(c)(d)	510,000	511,517
sequential payer Series 2014-150E Class A, 3.912% 9/9/32 (b)	1,325,000	1,419,376
Series 2019-MEAD Class D, 3.283% 11/10/36 (b)(c)	1,150,000	1,148,603
New Orleans Hotel Trust floater Series 2019-HNLA Class B, 1 month U.S. LIBOR + 1.289% 1.3847% 4/15/32 (b)(c)(d)	1,585,000	1,577,238
RLGH Trust floater Series 2021-TROT Class A, 1 month U.S. LIBOR + 0.800% 0.896% 4/15/36 (b)(c)(d)	650,000	650,183
Slide floater Series 2018-FUN Class D, 1 month U.S. LIBOR + 2.100% 2.196% 6/15/31 (b)(c)(d)	768,188	761,489
UBS-Barclays Commercial Mortgage Trust floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.8865% 4/10/46 (b)(c)(d)	3,020,457	3,013,305
Vista Point Securitization Trust sequential payer Series 2020-1 Class A1, 1.763% 3/25/65 (b)	281,049	282,280
Wells Fargo Commercial Mortgage Trust Series 2015-NXS2 Class A2, 3.02% 7/15/58	332,927	339,806
WF-RBS Commercial Mortgage Trust Series 2012-C6 Class B, 4.697% 4/15/45	760,000	770,314
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $91,978,696)		92,306,512

Municipal Securities - 0.1%
	Principal Amount (a)	Value ($)
Chicago Transit Auth. Series 2020 B:
1.708% 12/1/22	40,000	40,633
1.838% 12/1/23	35,000	35,914
2.064% 12/1/24	105,000	108,854
Connecticut Gen. Oblig. Series A:
1.998% 7/1/24	285,000	296,668
2% 7/1/23	115,000	118,513
2.098% 7/1/25	190,000	199,702
Dallas Fort Worth Int'l. Arpt. Rev. Series 2020 C, 1.329% 11/1/25	245,000	250,162
Houston Arpt. Sys. Rev. Series 2020 C:
0.883% 7/1/22	70,000	70,357
1.054% 7/1/23	120,000	121,353
1.272% 7/1/24	400,000	406,870
Illinois Gen. Oblig. Series 2020 A, 2.25% 10/1/22	1,640,000	1,654,378
Long Island Pwr. Auth. Elec. Sys. Rev. Series 2020 C, 0.764% 3/1/23	360,000	361,212
TOTAL MUNICIPAL SECURITIES (Cost $3,605,416)		3,664,616

Bank Notes - 0.4%
	Principal Amount (a)	Value ($)
BBVA U.S.A. 2.875% 6/29/22	12,000,000	12,231,235
Capital One NA 2.15% 9/6/22	1,370,000	1,393,242
Citizens Bank NA 3.25% 2/14/22	1,015,000	1,026,363
First Republic Bank 1.912% 2/12/24 (c)	2,031,000	2,072,140
KeyBank NA 2.3% 9/14/22	355,000	362,728
PNC Bank NA 2.95% 1/30/23	695,000	719,141
Truist Bank 1.25% 3/9/23	7,000,000	7,101,290
TOTAL BANK NOTES (Cost $24,711,715)		24,906,139

Commercial Paper - 1.0%
	Principal Amount (a)	Value ($)
AT&T, Inc. 0% 12/14/21	2,185,000	2,183,821
Enel Finance America LLC:
yankee 0.37% 7/11/22	7,000,000	6,983,087
0.4% 8/11/22	5,000,000	4,986,392
General Motors Financial Co., Inc.:
0.32% 10/21/21	5,000,000	4,996,990
0.34% 10/22/21	7,000,000	6,995,683
HSBC U.S.A., Inc. yankee:
0.4% 10/5/21	10,000,000	9,998,221
0.4% 2/9/22	10,000,000	9,987,220
NatWest Markets PLC yankee 0.35% 4/19/22	10,000,000	9,987,359
Syngenta Wilmington, Inc. 0% 9/29/21	3,420,000	3,417,807
Viatris, Inc. 0.68% 4/26/22	5,000,000	4,981,886
TOTAL COMMERCIAL PAPER (Cost $64,486,978)		64,518,466

Short-Term Funds - 57.2%
	Shares	Value ($)
Short-Term Funds - 57.2%
Baird Short-Term Bond Fund - Institutional Class	17,723,515	174,931,098
Baird Ultra Short Bond Fund Institutional Class	38,731,355	390,024,746
BlackRock Low Duration Bond Portfolio Investor A Shares	28,263,796	275,006,736
Fidelity SAI Short-Term Bond Fund (g)	28,498,535	285,270,339
iShares Short Maturity Bond ETF	4,226,791	211,952,435
iShares Short Treasury Bond ETF (h)	1,120,350	123,765,065
iShares Ultra Short-Term Bond ETF	2,140,810	108,089,497
JPMorgan Ultra-Short Income ETF	4,405,220	223,520,863
Metropolitan West Low Duration Bond Fund - Class M	23,706,678	210,989,437
PIMCO Enhanced Low Duration Active ETF	747,550	76,078,164
PIMCO Enhanced Short Maturity Active ETF	3,163,695	322,633,616
PIMCO Short-Term Fund Institutional Class	85,611,860	839,852,334
Prudential Short-Term Corporate Bond Fund, Inc. Class A	1,819,499	20,578,529
T. Rowe Price Ultra Short-Term Bond Fund	52,301,459	265,691,410

TOTAL SHORT-TERM FUNDS (Cost $3,498,630,755)		3,528,384,269

Money Market Funds - 6.3%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (i)	101,918,540	101,938,924
Fidelity Investments Money Market Government Portfolio Institutional Class 0.01% (g)(j)	276,912,116	276,912,116
Fidelity Securities Lending Cash Central Fund 0.06% (i)(k)	6,178,071	6,178,689
State Street Institutional U.S. Government Money Market Fund Premier Class 0.03% (j)	1,988,092	1,988,092
TOTAL MONEY MARKET FUNDS (Cost $387,012,847)		387,017,821

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $6,131,791,589)	6,174,474,135
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,702,330)
NET ASSETS - 100.0%	6,171,771,805

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	509	Dec 2021	112,147,016	66,879	66,879

Sold

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	10	Dec 2021	1,334,531	(483)	(483)
CBOT 5-Year U.S. Treasury Note Contracts (United States)	191	Dec 2021	23,630,281	(16,685)	(16,685)
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	30	Dec 2021	4,440,469	2,770	2,770

TOTAL SOLD					(14,398)

TOTAL FUTURES CONTRACTS					52,481
The notional amount of futures purchased as a percentage of Net Assets is 1.8%
The notional amount of futures sold as a percentage of Net Assets is 0.5%

Security Type Abbreviations
ETF	-	Exchange-Traded Fund

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $722,763,874 or 11.7% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $273,818.
(f)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(g)	Affiliated Fund
(h)	Security or a portion of the security is on loan at period end.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	The rate quoted is the annualized seven-day yield of the fund at period end.
(k)	Investment made with cash collateral received from securities on loan.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	140,618,356	153,404,684	192,084,116	12,020	-	-	101,938,924	0.2%
Fidelity Securities Lending Cash Central Fund 0.06%	83,337,814	333,070,305	410,229,430	28,496	-	-	6,178,689	0.0%
Total	223,956,170	486,474,989	602,313,546	40,516	-	-	108,117,613

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Investments Money Market Government Portfolio Institutional Class 0.01%	367,658,318	70,939,829	161,686,031	7,836	-	-	276,912,116
Fidelity SAI Short-Term Bond Fund	285,020,885	249,471	-	249,473	-	(17)	285,270,339
	652,679,203	71,189,300	161,686,031	257,309	-	(17)	562,182,455

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Government and Government Agency Obligations, Municipal Securities, Bank Notes and Commercial Paper are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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